United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 E. Las Colinas Blvd, Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 E. Las Colinas Blvd, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2017

Date of reporting period: October 31, 2016

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULES OF INVESTMENTS.

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
Brazil - 2.36%
Common Stocks - (Cost $1,733,486)
AmBev S.A.	98,000	$578,114
BrasilAgro - Co. Brasileira de Propriedades Agricolas	3,900	12,658
BRF S.A.	43,400	726,053
Dimed SA Distribuidora da MedicamentosA	300	47,274
FII BTG Pactual Corp. Office FundB	2,670	81,137
Hypermarcas S.A.	56,700	475,342
Odontoprev S.A.A	13,200	49,624

Total Common Stocks		1,970,202

Preferred Stocks - (Cost $157,964)
Centrais Eletricas Santa CatarinaC	1,100	4,780
Cia de Gas de Sao Paulo, Class AC	6,262	102,013

Total Preferred Stocks		106,793

Total Brazil		2,076,995

Chile - 3.55%
Common Stocks - (Cost $3,141,483)
Aguas Andinas S.A., Class A	78,422	51,786
Banco de Chile, ADRD	2,821	204,466
Banco de Chile	4,513	539
Cencosud S.A.	11,293	65,111
Compania Cervecerias Unidas S.A., Sponsored ADRD	32,647	701,911
Embotelladora Andina S.A. Series B, ADR D	12,400	298,592
Empresa Nacional de Electricidad S.A.	210,481	144,387
Empresa Nacional de Electricidad S.A., Sponsored ADRD	7,877	163,527
Endesa Americas S.A.	218,358	211,148
Enersis Chile S.A.	1,451,376	373,333
Enersis S.A., ADRD	46,558	403,658
Engie Energia Chile S.A.	44,541	79,022
Inversiones Aguas Metropolitanas S.A.	64,069	116,717
Sociedad Matriz del Banco de Chile S.A., Class B	202,120	67,763
Vina Concha y Toro S.A.	111,423	194,285
Vina Concha y Toro S.A., Sponsored ADRD	1,112	39,231

Total Chile		3,115,476

Colombia - 0.41%
Common Stocks - (Cost $396,272)
Grupo Aval Acciones y Valores S.A., ADR D	44,223	362,186

Czech Republic - 0.42%
Common Stocks - (Cost $355,252)
CEZ A.S.	5,171	97,457
Pegas Nonwovens S.A.	5,825	186,915
Philip Morris CR A.S.A	163	80,509

Total Czech Republic		364,881

Egypt - 0.16%
Common Stocks - (Cost $140,750)
Eastern Tobacco	4,282	101,264
Egyptian International Pharmaceuticals	492	4,045
Elswedy Electric Co.	1,092	7,686

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
Egypt - 0.16% (continued)
Sidi Kerir Petrochemicals Co.	11,855	$18,690
Telecom Egypt	5,457	5,291

Total Egypt		136,976

Hong Kong/China - 20.22%
Common Stocks - (Cost $17,223,521)
Agricultural Bank of China H	2,343,000	987,887
Bank of China Ltd. H	2,142,000	961,139
Bank of Chongqing Co., Ltd. H	181,000	145,397
Bank of Jinzhou Co. Ltd	33,000	35,274
C.banner International Holdings Ltd.A	257,000	70,914
China Communications Services Corp., Ltd. H	1,682,000	999,803
China Construction Bank H	1,265,000	926,459
China Creative Home Group Ltd.	492,000	32,354
China Dongxiang Group Co., Ltd.	1,715,000	336,121
China Lilang Ltd.	31,000	17,507
China Mobile Ltd.	73,000	836,311
China Resources Enterprise Ltd.A	298,000	633,998
China SCE Property Holdings Ltd.A	282,000	86,176
China Shineway Pharmaceutical Group Ltd.	159,000	163,807
China Telecom Corp., Ltd. H	1,726,000	892,427
China Unicom Hong Kong Ltd.	808,000	947,028
China Vanke Co. Ltd	164,900	431,623
China Yuchai International Ltd.	457	5,091
CITIC Ltd.	408,000	586,047
Cosco International Holdings Ltd.E	64,000	29,708
COSCO Shipping Ports Ltd.E	74,000	73,470
CSPC Pharmaceutical Group Ltd.	424,000	439,551
Dah Chong Hong Holdings Ltd.	72,000	30,172
Dongfeng Motor Group Co., Ltd. H	94,000	97,811
Fuguiniao Co., Ltd. H, Acquired 8/20/2014, Cost $13,361F G	28,000	13,972
Goldlion Holdings Ltd.	46,000	18,328
Haier Electronics Group Co., Ltd.	94,000	151,747
Hengan International Group Co., Ltd.	100,000	796,204
Hopewell Highway Infrastructure Ltd.	654,500	350,223
HOSA International Ltd.	156,000	52,700
Huishang Bank Corp., Ltd. H	780,000	375,138
Industrial & Commercial Bank of China Ltd. H	1,568,000	944,170
Jinmao Hotel and Jinmao China Hotel Investments and Management Ltd.	45,000	23,441
K Wah International Holdings Ltd.	278,000	150,909
KFM Kingdom Holdings Ltd.	88,000	12,028
Kingboard Chemical Holdings Ltd.	206,000	609,589
Kingboard Laminates Holdings Ltd.	63,500	56,986
Koradior Holdings Ltd.	200,000	252,980
Livzon Pharmaceutical Group, Inc. H	8,100	47,260
Minth Group Ltd.	66,000	234,877
NVC Lighting Holding Ltd.	2,128,000	293,591
PetroChina Co., Ltd. H	648,000	446,173
Powerlong Real Estate Holdings Ltd.	72,000	24,509
Qinqin Foodstuffs Group Cayman Co., Ltd.A	676,400	233,736
Road King Infrastructure Ltd.	140,000	118,960
Ronshine China Holdings Ltd.A	545,500	434,681
Sinopharm Group Co. H	14,800	72,039

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
Hong Kong/China - 20.22%
Spring Real Estate Investment TrustB	49,000	$20,660
Sun Art Retail Group Ltd.	123,000	86,752
Tencent Holdings Ltd.	37,000	981,826
Tong Ren Tang Technologies Co., Ltd. H	69,000	126,335
Tsingtao Brewery Co., Ltd. H	22,000	87,937
Uni-President China Holdings Ltd.	28,000	18,954
Want Want China Holdings Ltd.	1,006,000	613,545
XTEP International Holdings Ltd.	129,500	57,440
Yuexiu Real Estate Investment TrustB	247,000	141,724
Yuexiu Transport Infrastructure Ltd.	104,000	71,340
Yuzhou Properties Co., Ltd.	225,000	83,553

Total Hong Kong/China		17,770,382

Hungary - 1.53%
Common Stocks - (Cost $1,182,386)
Magyar Telekom Telecommunications PLCH	321,667	531,826
Richter Gedeon Nyrt	37,908	814,775

Total Hungary		1,346,601

India - 12.84%
Common Stocks - (Cost $10,583,118)
Bajaj Auto Ltd.	11,021	467,002
Biocon Ltd.	24,548	339,992
Cadila Healthcare Ltd.	31,910	199,311
Cipla Ltd.	44,417	383,906
Colgate-Palmolive India Ltd.	34,683	503,732
Dabur India Ltd.	40,704	177,689
Divi’s Laboratories Ltd.	11,143	214,563
Dr. Reddy’s Laboratories Ltd., ADRD	9,385	462,587
Dr. Reddy’s Laboratories Ltd.	5,075	252,206
GlaxoSmithKline Consumer Healthcare Ltd.	2,375	215,500
Grasim Industries Ltd.	13,145	190,454
Hero Honda Motors Ltd.	16,331	819,686
Hindustan Unilever Ltd.	64,250	807,616
Infosys Technologies Ltd.	15,322	229,968
Infosys Technologies Ltd., Reg S, Sponsored ADR D I	28,373	432,972
ITC Ltd.	226,882	820,236
Marico Ltd.	69,026	287,012
Maruti Suzuki India Ltd.	9,185	811,414
Minda Industries Ltd.	2,245	13,155
Mphasis Ltd.	5,923	45,576
Nestle India Ltd.	1,567	162,691
NHPC Ltd.	133,413	53,336
Omaxe Ltd.	240,219	609,661
Oracle Financial Services Software Ltd.A	2,485	119,393
Power Grid Corp. of India Ltd.	137,129	358,496
Procter & Gamble Hygiene & Health Care Ltd.	507	53,340
Raymond Ltd.	4,411	40,949
Tata Consultancy Services Ltd.	24,361	871,793
Torrent Pharmaceuticals Ltd.	5,713	120,998
Videocon Industries Ltd.	97,796	152,361
Wipro Ltd., ADRD	9,614	92,967
Wipro Ltd.	110,724	769,256

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
India - 12.84% (continued)
WNS Holdings Ltd., ADRA D	7,261	$199,678

Total India		11,279,496

Indonesia - 1.98%
Common Stocks - (Cost $1,568,193)
Bank Central Asia Tbk PT	153,100	182,164
Central Proteinaprima Tbk PTA	11,683,400	47,457
Dharma Satya Nusantara Tbk PT	333,000	10,157
Hanjaya Mandala Sampoerna Tbk PT	1,072,500	324,676
Multipolar Technology Tbk PT, Acquired 9/04/2014 – 11/04/2015, Cost $53,651F	570,100	43,256
Sarana Meditama Metropolitan Tbk PT	874,000	191,573
Telekomunikasi Indonesia Persero Tbk PT	2,721,700	880,256
Unilever Indonesia Tbk PT	17,600	59,991

Total Indonesia		1,739,530

Malaysia - 7.55%
Common Stocks - (Cost $7,158,866)
Axiata Group Bhd	523,000	613,387
Batu Kawan Bhd	1,500	6,551
Berjaya Sports Toto Bhd	46,700	35,512
British American Tobacco Bhd	3,800	44,857
DiGi.Com Bhd	28,500	34,173
Fraser & Neave Holdings Bhd	83,000	484,348
Guinness Anchor Bhd	19,600	80,269
Hong Leong Bank Bhd	158,400	502,953
IHH Healthcare Bhd	314,000	479,046
KPJ Healthcare Bhd	128,200	128,353
Kuala Lumpur Kepong Bhd	6,200	35,412
Malayan Banking Bhd	116,600	219,580
Maxis Bhd	203,100	288,552
Nestle Malaysia Bhd	16,900	315,762
Oldtown Bhd	38,400	17,941
Panasonic Manufacturing Malaysia Bhd	1,400	12,348
Petronas Gas Bhd	140,300	735,781
PPB Group Bhd	22,500	86,460
Public Bank Bhd	181,300	858,312
Star Media Group Bhd	43,100	25,891
Telekom Malaysia Bhd	519,100	809,276
Tenaga Nasional Bhd	239,400	818,354

Total Malaysia		6,633,118

Mexico - 6.12%
Common Stocks - (Cost $5,687,795)
Arca Continental S.A.B. de C.V.	80,823	502,273
Coca-Cola Femsa S.A.B. de C.V., Series L	111,783	839,334
Coca-Cola Femsa, S.A. de C.V., ADRD	499	37,430
Concentradora Hipotecaria SAPI de C.V.B	89,734	127,995
Consorcio ARA, S.A.B. de C.V.	50,515	19,109
Corp Inmobiliaria Vesta SAB de CV	27,555	41,651
Fomento Economico Mexicano, S.A.B. de C.V., Series B, Sponsored ADR D	1,643	157,186
Gruma S.A.B. de C.V.	1,371	19,058
Grupo Aeroportuario del Pacific, Series B	3,570	34,489
Grupo Aeroportuario del Sureste, S.A.B. de C.V., ADRD	2,489	395,751
Grupo Bimbo S.A.B. de C.V., Series A	184,886	498,481

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
Mexico - 6.12% (continued)
Grupo GICSA S.A. de C.V.A	44,070	$30,031
Grupo Herdez S.A.B. de C.V., Acquired 1/14/2016 – 2/11/2016, Cost $45,624F	20,234	49,009
Grupo Industrial Maseca S.A.B. de C.V., Series B	3,460	4,209
Grupo Lala S.A.B. de C.V.	297,728	553,682
Grupo Lamosa S.A.B. de C.V.	10,519	20,619
Grupo Sanborns S.A. de C.V.	24,367	30,309
Grupo Sports World S.A.B. de C.V.A	56,775	50,764
Industrias Bachoco S.A.B. de C.V., Series B	92,835	410,220
Industrias CH SAB de CVA	7,402	34,972
La Comer S.A.B. de C.V.A	425,953	391,000
Megacable Holdings S.A.B. de C.V.E	120,585	441,356
Organizacion Cultiba S.A.B. de C.V.	2,427	2,680
Organizacion Soriana S.A.B. de C.V., Series B	58,070	157,825
Prologis Property Mexico S.A. de C.V.B	69,328	116,641
Rassini SAB de CV	18,938	87,912
Unifin Financiera SAPI de C.V. SOFOM ENR	39,099	115,739
Vitro S.A.B. de C.V., Series A	5,285	17,406
Wal-Mart de Mexico S.A.B. de C.V.	89,607	189,540

Total Mexico		5,376,671

Netherlands - 0.73%
Common Stocks - (Cost $590,610)
Steinhoff International Holdings N.V.	119,510	645,157

Peru - 0.12%
Common Stocks - (Cost $105,499)
Alicorp SAA	10,384	24,081
Edelnor S.A.	17,888	30,580
Enersur S.A.	14,277	40,409
Luz Del Sur S.A.A.	2,046	7,135

Total Peru		102,205

Philippines - 1.59%
Common Stocks - (Cost $1,405,690)
Aboitiz Power Corp.	406,500	385,744
ABS-CBN Holdings Corp., ADRD	54,720	52,039
Cebu Air, Inc.	48,130	104,366
Century Pacific Food, Inc.	233,400	80,494
China Banking Corp.	6,045	4,738
Cosco Capital, Inc.	151,300	26,559
Globe Telecom, Inc.	5,740	211,001
Integrated Micro-Electronics, Inc.	161,900	20,262
Manila Electric Co.	72,040	410,616
Manila Water Co. Inc	39,500	24,676
Megawide Construction Corp.	121,000	37,483
Pepsi-Cola Products Philippines, Inc.	66,900	4,297
San Miguel Pure Foods Co.	1,480	6,877
Union Bank of the Philippines	17,140	26,530

Total Philippines		1,395,682

Poland - 2.57%
Common Stocks - (Cost $2,638,003)
Agora S.A.	5,777	16,330
Alchemia S.A.A	23,363	30,073

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
Poland - 2.57% (continued)
Altus Towarzystwo Funduszy Inwestycyjnych S.A.A I	4,294	$16,625
Alumetal S.A.	1,727	26,632
Amica Wronki S.A.A	810	40,673
AmRest Holdings SEA	2,497	158,511
Asseco Poland S.A.	31,491	420,201
Boryszew S.A.A	27,262	55,730
CD Projekt S.A.A	16,855	171,332
Emperia Holding S.A.	429	6,998
Eurocash S.A.	42,897	434,738
Impexmetal S.A.A	26,138	18,188
Netia S.A.	29,180	34,585
Neuca S.A.	155	15,408
Oponeo.pl S.A.	2,381	25,793
Orange Polska S.A.	432,110	616,789
PGE S.A.	35,681	93,403
Tauron Polska Energia S.A.A	96,629	65,269
Zaklady Lentex S.A.	2,609	6,517

Total Poland		2,253,795

Russia - 5.03%
Common Stocks - (Cost $4,068,409)
Cherkizovo Group, PJSC, Reg S, GDRI J K	3,487	27,861
Gazprom NEFT, Sponsored ADRD	17,645	256,735
Gazprom, PJSC, ADRD J	216,957	937,254
Magnit, PJSC, GDRJ K	5,757	228,495
Magnitogorsk Iron & Steel, OJSCC L	5,492	36,082
Megafon, Reg S, GDRI K	20,875	198,939
MMC Norilsk Nickel, PJSCJ	54,847	827,093
Novolipetsk Steel, PJSCJ	15,189	246,062
Rosneft Oil Co., Reg S, GDRI K	44,085	240,263
Rostelecom, Sponsored ADRD	34,269	252,563
Sberbank PAO, Sponsored ADRA D	4,998	47,457
Severstal, Reg SA I	61,919	873,058
Sistema JSFC, Reg S, Sponsored GDRA C I K O	33,004	246,540

Total Russia		4,418,402

South Africa - 4.87%
Common Stocks - (Cost $3,890,576)
Adbee Rf Ltd.A	701	1,807
Ascendis Health Ltd.	35,611	71,704
Astral Foods Ltd.	5,694	51,561
AVI Ltd.	139,834	982,714
Bid Corp Ltd.	43,921	774,430
Blue Label Telecoms Ltd.	218,678	330,845
City Lodge Hotels Ltd.	1,485	16,055
Clover Industries Ltd.	157,282	202,963
Distell Group Ltd.	10,997	134,855
Netcare Ltd.	162,791	418,092
Pick n Pay Stores Ltd.	19,015	93,060
Rhodes Food Group Pty. Ltd.	79,259	152,890

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
South Africa - 4.87% (continued)
Super Group LtdA	27,667	$81,665
Vodacom Group Pty. Ltd.	83,335	898,940

Total Common Stocks		4,211,581

Preferred Stocks - (Cost $87,140)
Barclays Africa Group Ltd.C	1,084	62,707

Total South Africa		4,274,288

South Korea - 10.67%
Common Stocks - (Cost $9,241,931)
Amorepacific Corp.	102	32,002
Binggrae Co. Ltd.	1,538	83,873
Busan City Gas Co., Ltd.	333	9,982
Charm Engineering Co., Ltd.A	122,754	308,964
Dae Won Kang Up Co. Ltd	3,779	17,074
Daeduck Electronics Co.	16,851	110,892
Daesung Energy Co., Ltd.	8,599	48,396
Dong-Il Corp.	592	31,404
e-Credible Co., Ltd.	2,267	24,468
GMB Korea Corp.	4,370	18,274
Hankook Tire Co., Ltd.	14,663	707,361
Hanwha Life Insurance Co., Ltd.	5,311	29,009
Huvis Corp.	3,332	20,879
Hyundai Motor Co.	89	10,889
JB Financial Group Co., Ltd.	15,128	78,532
Jinro Distillers Co., Ltd.	828	22,866
JLS Co. Ltd.	6,133	41,807
Keyang Electric Machinery Co., Ltd.	4,164	18,177
Kia Motors Corp.	19,420	690,753
Korea Electric Power Corp.	18,995	817,569
KT Corp.	29,158	823,075
KT&G Corp.	4,034	398,376
LG Display Co., Ltd., ADRD	16,120	193,601
LG Electronics, Inc.	19,486	814,010
Mirae Asset Life Insurance Co., Ltd.	25,708	105,146
Namyang Dairy Products Co., Ltd.	279	164,340
NAVER Corp.	282	211,207
Nexen Corp.	11,342	79,198
Posco ICT Co. LtdA	10,549	52,826
S-1 Corp.	3,507	283,502
Saeron Automotive Corp.	3,060	21,367
Sam Young Electronics Co., Ltd.	9,075	88,430
Samchully Co., Ltd.	345	29,427
Samsung Electronics Co., Ltd.	690	988,342
SJM Holdings Ltd.	2,950	15,855
SK Hynix, Inc.	28,597	1,024,669
SK Telecom Co., Ltd.	4,435	866,264
Uju Electronics Co., Ltd.	2,948	38,517
Yesco Co., Ltd.	1,500	49,421

Total South Korea		9,370,744

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
Taiwan - 8.53%
Common Stocks - (Cost $7,200,502)
Ability Enterprise Co., Ltd.	37,000	$18,173
China Chemical & Pharmaceutical Co., Ltd.	43,000	24,254
China Motor Corp.	199,000	156,072
China Synthetic Rubber	69,460	54,586
Chunghwa Telecom Co., Ltd.	247,000	845,314
Far Eastern International Bank	556,400	158,329
First Financial Holding Co., Ltd.	1,665,462	873,434
HON HAI Precision Industry Co., Ltd.	297,288	803,570
KD Holding Corp.	15,000	83,419
Keysheen Cayman Holdings Co., Ltd.	6,000	13,081
Kwong Fong Industries Corp.A	39,000	31,576
Lien Hwa Industrial Corp.	224,926	152,528
Microlife Corp.	25,000	57,514
Sampo Corp.	139,000	86,552
Shanghai Commercial & Savings Bank Ltd.	522,815	436,542
Shihlin Electric & Engineering Corp.	5,000	6,425
Shin Kong No.1 REITB	51,000	22,658
Taichung Commercial Bank	1,172,379	333,984
Taiwan Business BankA	1,182,135	298,929
Taiwan Cooperative Financial Holding Co., Ltd.	1,655,934	726,759
Taiwan Mobile Co., Ltd.	191,000	668,795
Taiwan Sakura Corp.G	116,000	133,616
Taiwan Semiconductor Manufacturing Co., Ltd.	207,105	892,054
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADRD	7,555	234,961
Taiwan Shin Kong Security Co., Ltd.	203,170	256,558
Trade-Van Information Services Co.	16,000	13,258
TTet Union Corp.	6,000	16,085
Uni-President Enterprises Corp.	3,720	7,202
Wisdom Marine Lines Co., Ltd.	32,926	29,840
YungShin Global Holding Corp.	40,000	59,510

Total Taiwan		7,495,578

Thailand - 4.49%
Common Stocks - (Cost $3,683,007)
Advanced Information Technology PCLM	60,500	42,872
Bangkok Bank PCL, NVDRM N	94,300	429,769
Bangkok Land PCLM	1,623,900	73,313
CP ALL PCLM	129,000	223,923
CS Loxinfo PCLM	26,900	4,420
Dhipaya Insurance PCLM	38,300	45,963
Electricity Genera PCLM	52,200	290,849
Electricity Generating PCLM	12,300	68,533
IMPACT Growth Real Estate Investment Trust, Series AB	158,100	70,472
Kang Yong Electric PCLM	2,100	19,981
Kang Yong Electric PCL, NVDRM N	100	952
KGI Securities Thailand PCLM	265,300	27,138
Khon Kaen Sugar Industry PCLM	134,730	15,014
Krung Thai Bank PCLM	354,500	174,224
MBK PCLM	41,200	17,305
Mega Lifesciences PCLM	204,700	137,451
MK Restaurants Group PCLM	57,100	84,840
Modernform Group PCLM	33,200	5,834

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
Thailand - 4.49% (continued)
Modernform Group PCL, NVDRM N	26,400	$4,639
Platinum Group PCLM	147,800	27,873
Ratchaburi Electricity Generating Holding PCL, NVDRM N	196,500	280,734
Somboon Advance Technology PCL	59,500	20,911
SPCG PCLM	74,300	43,309
Thai Nakarin Hospital PCLM	15,000	16,394
Thai Vegetable Oil PCL, NVDRM N	435,000	416,387
Thai Vegetable Oil PCLM	334,600	320,283
Thai Wah PCLM	327,000	73,347
Thanachart Capital PCLM	137,000	154,625
The Siam Cement PCL, NVDRM N	59,400	848,632

Total Thailand		3,939,987

Turkey - 1.91%
Common Stocks - (Cost $1,709,314)
Adana Cimento Sanayii TAS, Class C	98,525	25,791
Adana Cimento Sanayii TAS, Class A	5,580	11,234
Arcelik A.S.	98,453	650,361
BIM Birlesik Magazalar A.S.	39,107	636,986
Bursa Cimento Fabrikasi A.S.	11,599	24,441
NET Holding ASA	18,821	18,795
Pinar Entegre Et ve Un Sanayi A.S.	4,048	13,579
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	140,444	142,521
Turkcell Iletisim Hizmetleri A.S.	48,997	157,874
Total Turkey		1,681,582

SHORT-TERM INVESTMENTS - 1.69% (Cost $1,482,340)
American Beacon U.S. Government Money Market Select Fund, Select Class P	1,482,340	1,482,340

TOTAL INVESTMENTS - 99.34% (Cost $85,432,107)		87,262,072
OTHER ASSETS, NET OF LIABILITIES - 0.66%		578,242

TOTAL NET ASSETS - 100.00%		$87,840,314

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	REIT - Real Estate Investment Trust.
C	A type of Preferred Stock that has no maturity date.
D	ADR - American Depositary Receipt.
E	Par value represents units rather than shares.
F	Illiquid Security. At period end, the amount of illiquid securities was $106,237 or 0.12% of net assets.
G	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $147,588 or 0.17% of net assets.
H	PLC - Public Limited Company.
I	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
J	PJSC - Private Joint Stock Company.
K	GDR - Global Depositary Receipt.
L	OJSC – Open Join Stock Company.
M	PCL - Public Company Limited (Thailand).
N	NVDR - Non Voting Depositary Receipt.
O	JSFC – Joint Stock Financial Company.
P	The Fund is affiliated by having the same investment advisor.

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

Futures Contracts Open on October 31, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	Long	39	December 2016	$1,761,825	$(14,131)

				$1,761,825	$(14,131)

Top Ten Holdings (% Net Assets)
SK Hynix, Inc.		1.2
China Communications Services Corp., Ltd. H		1.1
Agricultural Bank of China H		1.1
AVI Ltd.		1.1
Tencent Holdings Ltd.		1.1
Bank of China Ltd. H		1.1
China Unicom Hong Kong Ltd.		1.1
Industrial & Commercial Bank of China Ltd. H		1.1
Gazprom PJSC		1.1
Samsung Electronics Co. Ltd.		1.1

Total Fund Holdings	365

Sector Allocation (% Equities)
Consumer Staples		18.7
Telecommunication Services		14.5
Financials		13.3
Consumer Discretionary		13.1
Information Technology		11.3
Industrials		7.5
Utilities		7.1
Healthcare		6.4
Materials		3.2
Real Estate		2.8
Energy		2.1

AMERICAN BEACON ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

Country Allocation (% Equities)
Hong Kong/China	20.7
India	13.1
South Korea	10.9
Taiwan	8.7
Malaysia	7.7
Mexico	6.3
Russia	5.2
South Africa	5.0
Thailand	4.6
Chile	3.6
Poland	2.6
Brazil	2.4
Indonesia	2.0
Turkey	2.0
Philippines	1.6
Hungary	1.6
Netherlands	0.8
Colombia	0.4
Czech Republic	0.4
Egypt	0.2
Peru	0.2

AMERICAN BEACON CRESCENT SHORT DURATION HIGH INCOME FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.02% (Cost $26,255)
ENERGY- 0.00%
Oil & Gas - 0.00%
Energy & Exploration Partners, Inc., Acquired 5/13/2016, Cost $3,000A B	3	$1,050

HEALTH CARE - 0.02%
Pharmaceuticals - 0.02%
Millennium Health, LLC, Acquired 1/13/2016, Cost $23,255A B C	4,651	8,139

Total Common Stocks (Cost $26,255)		9,189

	Principal Amount
BANK LOAN OBLIGATIONS - 28.34%
Consumer - 2.58%
Albertsons LLC, First Lien, Term Loan B4, 4.50%, Due 8/25/2021C D E	$210,726	212,218
Anchor Glass Container Corp., 2015 1st Lien Term Loan, 4.75%, Due 7/1/2022D E	78,250	78,959
B & G Foods, Inc., 2015 Term Loan B, 3.839%, Due 11/2/2022D E	114,011	114,961
Dell International LLC, Term Loan A2, 2.79%, Due 9/7/2021C D E	29,400	29,113
Dell International LLC, Term Loan B, 4.00%, Due 9/7/2023C D E	80,735	81,287
Jo-Ann Stores, Inc., 2016 Term Loan, 6.256%, Due 9/27/2023E	51,644	51,547
Maple Holdings Acquisition Corp. (Keurig Green Mountain), Term Loan B, 5.25%, Due 3/3/2023D E	84,830	85,869
NVA Holdings, Inc., First Lien Term Loan, 4.75%, Due 8/14/2021D E	185,607	185,762
Revlon Consumer Products Corp., New Term Loan, 4.25%, Due 9/7/2023D E	57,986	58,088
RSC Acquisition, Inc., Term Loan, 6.25%, Due 11/30/2022, Acquired 11/30/2013 – 6/06/2016, Cost $246,254A E	248,149	245,667
Shearers Foods, Inc., Incremental Term Loan, 5.25%, Due 6/30/2021D E	9,925	9,950
Spectrum Brands, Inc., Term Loan, 3.25%, Due 6/23/2022D E	36,677	36,727
Varsity Brands, Inc., First Lien Term Loan, 5.00%, Due 12/11/2021E	77,915	78,337

		1,268,485

Energy - 0.07%
Chief Exploration & Development LLC, 2nd Lien Term Loan, 6.50%, Due 5/16/2021C E	10,436	9,972
CITGO Petroleum Corp., Term Loan B, 4.50%, Due 7/29/2021D E	23,263	23,140
Energy & Exploration Partners, Inc., 2016 2nd Lien PIK Term Loan, 5.00%, Due 5/13/2022, Acquired 5/13/2016, Cost $6,195E	6,195	2,788

		35,900

Finance - 4.57%
Americold Realty Operating Partnership, L.P., Term Loan B, 5.75%, Due 12/1/2022, Acquired 6/17/2016 – 7/21/2016, Cost $77,375A D E F	77,262	78,067
Ascensus, Inc., Term Loan, 5.50%, Due 12/3/2022D E	45,980	45,751
Assuredpartners Capital, Inc., 2015 1st Lien Term Loan, 5.75%, Due 10/21/2022D E	173,690	174,384
Asurion LLC, Term Loan B4, 5.00%, Due 8/4/2022C D E	170,844	171,592
Capital Automotive LP, Second Lien Term Loan, 6.00%, Due 4/30/2020E F	250,000	251,250
Cision US Inc., Term Loan B, 7.00%, Due 6/16/2023E	99,750	96,209
DTZ U. S. Borrower LLC, 2015 First Lien Term Loan, 4.25%, Due 11/4/2021C D E	246,875	246,154
Higginbotham & Associates LLC, Term Loan, 6.25%, Due 11/25/2021, Acquired 11/25/2015, Cost $206,964A C E	208,549	208,028
IG Investment Holdings LLC, Term Loan B, 6.00%, Due 10/29/2021C E	245,536	247,684
iStar, Inc., 2016 Term Loan B, 5.50%, Due 7/1/2020D E	76,688	77,391
Kaufman Hall & Associates LLC, Initial Term Loan, 6.75%, Due 12/31/2020, Acquired 1/29/2015, Cost $235,514A C E	240,625	234,609

AMERICAN BEACON CRESCENT SHORT DURATION HIGH INCOME FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Principal Amount	Fair Value
Finance - 4.57% (continued)
MGM Growth Properties Operating Partnership LP, First Lien Term Loan B, 4.00%, Due 4/25/2023E F	$74,625	$74,765
MPH Acquisition Holdings LLC, 2016 Cov-Lite First Lien Term Loan, 5.00%, Due 6/7/2023C E	93,285	94,247
RPI Finance Trust Term Loan B5, 3.035%, Due 10/4/2022E	80,692	81,384
Travelport Finance Luxembourg Sarl, Term Loan, 5.00%, Due 9/2/2021D E	163,802	164,703

		2,246,218

Manufacturing - 8.32%
Avago Technologies Cayman Finance Ltd., Term Loan B3, 3.535%, Due 2/1/2023D E	124,523	125,751
Avast Software BV Initial Dollar Term Loan, 5.00%, Due 9/30/2022D E	60,787	61,334
BMC Software Finance, Inc., US Borrower Term Loan, 5.00%, Due 9/10/2020E	128,913	126,858
Builders FirstSource, Inc., First LienTerm Loan B, 4.75%, Due 8/11/2022D E	156,275	156,861
Computer Sciences Government Services, Inc., Term Loan B, 3.75%, Due 11/28/2022D E	32,490	32,625
Compuware Corp., Term Loan B2, 6.25%, Due 12/15/2021D E	88,475	88,431
Cortes NP Acquisition Corp., Term Loan B, 6.00%, Due 9/29/2023E	44,162	43,886
Engility Corp., Term Loan B2, 6.25%, Due 8/12/2023D E	37,647	38,086
Epicor Software Corp., 1st Lien Bridge Loan, 4.75%, Due 6/1/2022D E	237,000	234,111
First Data Corp., 2016 Term Loan, 3.524%, Due 3/24/2021E	11,308	11,353
Global Brass & Copper, Inc., 2016 Term Loan B, 5.25%, Due 7/18/2023E	37,189	37,608
Hilex Poly Co., LLC, Term Loan B, 6.00%, Due 12/5/2021C E	226,311	228,151
Huntsman International LLC, 2016 1st Lien Term Loan B, 4.25%, Due 4/1/2023C D E	99,500	100,122
Informatica Corp., Term Loan, 4.50%, Due 8/5/2022D E	345,754	339,209
Jeld-Wen, Inc., Incremental Term Loan, 4.75%, Due 7/1/2022D E	20,840	20,961
MacDermid, Inc., Term Loan B3, 5.50%, Due 6/7/2020D E	24,750	24,936
Magic Newco LLC, Term Loan, 6.50%, Due 12/12/2018C E	489,808	492,992
Mediaocean LLC, 1st Lien Term Loan, 5.75%, Due 8/15/2022C E	149,625	149,438
Murray Energy Corp., 2015 Term Loan B, 8.25%, Due 4/16/2020D E	96,470	88,180
Omnitracs LLC, First Lien Term Loan, 4.75%, Due 11/25/2020C D E	62,311	61,921
Owens Illinois, Inc., 2015 Term Loan B, 3.50%, Due 9/1/2022D E	120,386	120,386
PQ Corp., Term Loan, 5.75%, Due 11/4/2022E	142,144	141,966
Press Ganey Holdings, Inc., First Lien Term Loan, 4.00%, Due 10/21/2023E	37,666	37,666
Rackspace Hosting, Inc., 1st Lien Term Loan, 4.00%, Due 10/26/2023E	10,000	10,052
Reynolds Group Holdings, Inc., Term Loan, 4.25%, Due 2/5/2023D E	110,000	110,245
Road Infrastructure Investment Holdings, Term Loan, 5.00%, Due 6/13/2023D E	68,388	68,773
Royal Holdings, Inc., 2015 1st Lien Term Loan, 4.50%, Due 6/19/2022D E	88,875	89,236
Shoes For Crews, LLC, Term Loan, 6.00%, Due 10/27/2022, Acquired 11/20/2015, Cost $245,969C E	248,125	246,884
SI Organization Vencore, Inc., First Lien Term Loan, 5.75%, Due 11/23/2019D E	74,803	75,270
Sophia LP, 2015 First Lien Closing Date Term Loan B, 4.75%, Due 9/30/2022D E F	97,181	97,272
SS&C Technologies, Inc., 2015 First LienTerm Loan B1, 4.00%, Due 7/8/2022D E	30,261	30,478
SS&C Technologies, Inc., 2015 First LienTerm Loan B2, 4.00%, Due 7/8/2022D E	3,689	3,716
Strategic Partners Acquisition Corp., First Lien Term Loan, 6.25%, Due 6/30/2023, Acquired 6/24/2016, Cost $118,800D E	120,000	120,300
Tank Intermediate Holding Corp., Term Loan A, 5.25%, Due 3/16/2022E	91,522	89,081
Univar, Inc., 2015 Term Loan, 4.25%, Due 7/1/2022D E	148,500	148,686
UTEX Industries, Inc., First Lien Term Loan, 5.00%, Due 5/22/2021, Acquired 10/02/2014, Cost $48,072A E	48,153	40,849
Western Digital Corp., Term Loan B1, 4.50%, Due 4/29/2023D E	17,921	18,113
Zebra Technologies Corp., Term Loan B, 4.089%, Due 10/27/2021D E	177,385	179,029

		4,090,816

AMERICAN BEACON CRESCENT SHORT DURATION HIGH INCOME FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Principal Amount	Fair Value
Service - 10.60%
Academy Ltd., 2015 Term Loan B, 5.00%, Due 7/1/2022D E	$238,135	$230,767
Acosta Holdco, Inc., 2015 Term Loan, 4.25%, Due 9/26/2021E	122,122	117,359
Affordable Care Holdings Corp., 2015 1st Lien Term Loan, 5.75%, Due 10/22/2022, Acquired 10/22/2015, Cost $48,771A D E	49,625	49,749
Amneal Pharmaceuticals LLC, Second Incremental First Lien Term Loan, 4.50%, Due 11/1/2019C D E	114,231	114,874
ATI Holdings Acquisition, Inc., First Lien Iniitial Term Loan, 5.50%, Due 5/10/2023E	94,763	95,710
BioClinica, Inc., First Lien Term Loan, 5.25%, Due 10/20/2023E	40,000	39,925
Burger King - New Red Finance, Inc. 2015 Term Loan B, 3.75%, Due 12/10/2021D E	35,775	35,924
California Pizza Kitchen, Inc., 2016 Term Loan, 7.00%, Due 8/23/2022, Acquired 8/19/2016, Cost $247,500A E	250,000	248,333
Camelot Finance LP, First Lien Term Loan B, 4.75%, Due 10/3/2023D E F	67,289	67,345
Charter Communications Operating LLC, 2016 Term Loan I, 3.50%, Due 1/24/2023C D E	79,600	80,053
CHG Healthcare Services, Inc., Term Loan, 4.75%, Due 6/7/2023D E	74,625	75,166
CHS/Community Health Systems, Inc., Incremental 2021 First Lien Term Loan H, 4.00%, Due 1/27/2021D E	114,521	108,022
CSC Holdings LLC, 2016 Term Loan B, 3.876%, Due 10/11/2024C D E	57,130	57,309
Curo Health Services LLC, Term Loan, 6.50%, Due 2/7/2022C D E	115,575	115,815
DJO Finance LLC, 2015 Term Loan, 4.25%, Due 6/8/2020C D E	69,070	68,293
Doosan Infracore International, Inc., Term Loan B, 4.50%, Due 5/28/2021E	56,156	56,507
ExamWorks Group, Inc., Term Loan, 4.75%, Due 7/27/2023E	38,982	39,209
First Data Corp., 2015 USD Term Loan, 4.274%, Due 7/8/2022D E	100,000	100,688
Fort Dearborn Co., 2016 1st Lien Term Loan, 5.00%, Due 10/19/2023E	28,356	28,480
Harbor Freight Tools USA, Inc., Initial Term Loan, 4.137%, Due 8/19/2023D E	73,074	73,553
HCA INC., Term Loan B7, 3.588%, Due 2/15/2024E	20,000	20,169
IMC Op LP, Second Lien, 10.25%, Due 8/15/2021D E F	32,224	32,305
InVentiv Health, Inc., 2016 Term Loan B, 4.50%, Due 9/28/2023E	63,320	63,285
Jaguar Holding Co., II, 2015 Term Loan B, 4.25%, Due 8/18/2022D E	109,072	108,896
JC Penney Corp., Inc., Term Loan B, 5.25%, Due 6/23/2023D E	110,322	110,956
Landry’s, Inc., First Lien, 4.00%, Due 10/4/2023D E	60,000	60,325
Men’s Wearhouse Inc., Term Loan B, 4.50%, Due 6/18/2021E	38	42
Merrill Communications LLC, 2015 Term Loan, 6.25%, Due 6/1/2022, Acquired 5/29/2016 – 7/15/2015, Cost $88,830A C D E	89,912	84,517
Midas Intermediate Holdco II LLC, Term Loan B, 4.50%, Due 8/18/2021, Acquired 10/20/2015 – 6/20/2016, Cost $34,573A C E	34,764	34,938
Mission Broadcasting, Inc., 2016 Term Loan B2, 3.00%, Due 9/26/2023E	2,280	2,289
Neiman Marcus Group Ltd., LLC, Term Loan, 4.25%, Due 10/25/2020C D E	47,106	43,278
Nextstar Broadcasting, Inc., 2016 Term Loan B, 3.00%, Due 9/21/2023E	89,859	90,196
NMSC Holdings Inc., 1st Lien Term Loan, 6.00%, Due 4/19/2023, Acquired 4/12/2016 – 6/28/2016, Cost $73,180A E	73,351	74,084
Numericable U.S. LLC, Term Loan B7, 5.137%, Due 1/15/2024C D E	119,400	120,385
Onex Carestream Health, Inc., First Lien Term Loan, 5.00%, Due 6/7/2019E	124,177	115,136
Ortho Clinical Diagnostics S.A., Term Loan, 4.75%, Due 6/30/2021E	66,887	65,270
Paradigm Acquisition Corp., Term Loan, 6.00%, Due 6/2/2022, Acquired 6/02/2015 – 1/06/2016, Cost $227,708A D E	230,849	229,551
Petco Animal Supplies, Inc., 2016 Term Loan, 5.00%, Due 1/26/2023D E	69,944	70,502
Playpower, Inc., 2015 First Lien Term Loan, 5.75%, Due 6/23/2021E	248,113	246,252
Prime Security Services Borrower LLC, 1st Lien Term Loan, 4.75%, Due 7/1/2021C D E	496,256	499,254
Prospect Medical Holdings, Inc., First Lien Term Loan, 7.00%, Due 6/30/2022, Acquired 6/20/2016, Cost $73,690A E	74,813	74,532
Rentpath, Inc., 1st Lien Term Loan, 6.25%, Due 12/17/2021E	120,942	114,795
Scientific Games International, Inc., Term Loan B 2, 6.00%, Due 10/1/2021E	150,007	150,570
Serta Simmons Holdings LLC, 1st Lien Term Loan, 4.50%, Due 10/20/2023C E	42,881	42,866
Station Casinos LLC, 2016 Term Loan B, 3.75%, Due 6/8/2023C D E	9,975	10,018

AMERICAN BEACON CRESCENT SHORT DURATION HIGH INCOME FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Principal Amount	Fair Value
Service - 10.60% (continued)
Survey Sampling International LLC, First Lien Term Loan B, 6.00%, Due 12/4/2020, Acquired 12/14/2014, Cost $122,278A C D E	$123,125	$122,509
Survey Sampling International LLC, Second Lien Term Loan, 10.00%, Due 12/4/2021, Acquired 12/12/2014, Cost $122,861A C D E	125,000	121,250
Systems Maintenance Services I, 2016 1st Lien Term Loan, 6.00%, Due 10/11/2023E	35,000	34,650
Tribune Media Company, Term Loan, 3.75%, Due 12/27/2020E	69,125	69,453
Triple Point Technology, Inc., First Lien Terrm Loan, 5.25%, Due 7/10/2020D E	85,303	76,133
Univision Communications, Inc., Term Loan, 4.00%, Due 3/1/2020D E	67,516	67,621
USAGM Holdco LLC, 2015 Term Loan, 4.75%, Due 7/28/2022C D E	163,763	163,627
Valeant Pharmaceuticals International, Term Loan B, 5.50%, Due 4/1/2022D E	87,073	86,746
WD Wolverine Holdings LLC, 1st Lien Term Loan B, 6.50%, Due 9/22/2023C E	30,000	29,175
WEX Inc., Term Loan B, 4.25%, Due 7/1/2023D E	48,352	48,866
William Morris Endeavor Entertainment LLC, Term Loan B, 5.25%, Due 5/6/2021C E	121,566	122,082

		5,209,604

Telecommunications - 0.10%
LTS Buyer LLC, Term Loan B, 4.088%, Due 4/13/2020C D E	24,681	24,706
T-Mobile USA, Inc.,Term Loan B, 3.50%, Due 11/9/2022D E	24,813	24,990

		49,696

Transportation - 1.20%
Air Canada, 2016 Term Loan B, 3.614%, Due 9/21/2023E	60,000	60,075
American Tire Distributors, Inc., 2015 Term Loan, 5.25%, Due 9/1/2021E	392,516	388,100
Delta Air Lines, Inc., 2015 Term Loan B, 3.25%, Due 8/24/2022E	49,500	49,727
XPO Logistics, Inc., Term Loan B, 4.25%, Due 10/30/2021D E	92,821	93,252

		591,154

Utilities - 0.90%
Calpine Corp., 1st Lien Term Loan B5, 3.59%, Due 5/27/2022D E	59,698	59,765
Tex Operations Co. LLC, Term Loan, 5.00%, Due 8/4/2023C D E	48,857	49,285
Tex Operations Co. LLC, Term Loan C, 5.00%, Due 8/4/2023C D E	11,143	11,240
TPF II Power LLC, Syndicated Term Loan B, 5.00%, Due 10/2/2021C E	317,156	320,169

		440,459

Total Bank Loan Obligations (Cost $13,929,720)		13,932,332

CORPORATE OBLIGATIONS - 65.63%
Consumer - 3.19%
Avon International Opera, 7.875%, Due 8/15/2022G	150,000	161,250
Central Garden & Pet Co., 6.125%, Due 11/15/2023	225,000	240,188
Cott Beverages, Inc., 5.375%, Due 7/1/2022	250,000	253,750
Dole Food Co., Inc., 7.25%, Due 5/1/2019, Acquired 8/05/2016 - 8/29/2016, Cost $383,701A G	375,000	380,156
Spectrum Brands, Inc., 5.75%, Due 7/15/2025	250,000	270,625
Vector Group Ltd., Co., 7.75%, Due 2/15/2021	250,000	261,875

		1,567,844

Energy - 10.95%
Archrock Partners LP / Archrock Partners Finance Corp., 6.00%, Due 4/1/2021F	250,000	238,125
Bristow Group, Inc., 6.25%, Due 10/15/2022, Acquired 3/04/2016, Cost 59,943A	100,000	79,750
California Resources Corp., 8.00%, Due 12/15/2022G	250,000	168,750
Callon Petroleum Co., 6.125%, Due 10/1/2024G	50,000	51,500
Carrizo Oil & Gas, Inc., 7.50%, Due 9/15/2020	250,000	259,688
Cenovus Energy, Inc., 6.75%, Due 11/15/2039	175,000	195,351

AMERICAN BEACON CRESCENT SHORT DURATION HIGH INCOME FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Principal Amount	Fair Value
Energy - 10.95% (continued)
Chesapeake Energy Corp.,
6.625%, Due 8/15/2020	$95,000	$89,775
8.00%, Due 12/15/2022G	50,000	50,719
5.75%, Due 3/15/2023	125,000	108,124
Continental Resources, Inc., 4.90%, Due 6/1/2044	450,000	383,062
CSI Compressco LP / Compressco Finance, Inc., 7.25%, Due 8/15/2022, Acquired 5/10/2016, Cost $116,582A F	150,000	143,250
DCP Midstream LLC, 5.35%, Due 3/15/2020C G	75,000	77,250
EnCana Corp., 6.50%, Due 2/1/2038	400,000	428,000
Energy Transfer Equity LP, 7.50%, Due 10/15/2020F	100,000	109,000
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, Due 5/1/2020C	150,000	117,750
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, Due 6/15/2024F	250,000	247,500
Hilcorp Energy, 5.00%, Due 12/1/2024G	250,000	243,750
Laredo Petroleum, Inc., 5.625%, Due 1/15/2022	250,000	243,750
Lonestar Resources America, Inc., 8.75%, Due 4/15/2019, Acquired 2/02/2015, Cost $120,396A G	150,000	111,750
QEP Resources, Inc., 6.875%, Due 3/1/2021	250,000	263,125
Sabine Pass Liquefaction LLC, 5.625%, Due 2/1/2021C	175,000	184,188
Sanchez Energy Corp., 6.125%, Due 1/15/2023	150,000	128,624
SM Energy Co.,
5.625%, Due 6/1/2025	175,000	166,688
6.75%, Due 9/15/2026	200,000	205,000
Southwestern Energy Co., 5.80%, Due 1/23/2020	150,000	149,250
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.375%, Due 2/1/2027F G	200,000	200,000
Transocean, Inc., 8.125%, Due 12/15/2021	250,000	241,300
Weatherford Bermuda Company, 5.125%, Due 9/15/2020	250,000	237,500
WPX Energy, Inc., 7.50%, Due 8/1/2020	250,000	263,438

		5,385,957

Finance - 4.92%
American Equity Investment Life Holding Co., 6.625%, Due 7/15/2021	250,000	261,250
Centene Corp., 6.125%, Due 2/15/2024	75,000	79,875
CIT Group, Inc., 5.00%, Due 8/1/2023	300,000	319,530
Fly Leasing Ltd., 6.75%, Due 12/15/2020, Acquired 10/02/2014, Cost $514,975A	500,000	521,250
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, Due 8/1/2020F	125,000	122,812
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, Due 8/1/2021, Acquired 7/10/2015, Cost $88,532A G H	90,000	85,500
OneMain Financial Holdings, Inc., 6.75%, Due 12/15/2019G	400,000	414,000
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, Due 4/15/2023F	350,000	357,000
Royal Bank of Scotland Group PLC, 4.70%, Due 7/3/2018I	250,000	255,893

		2,417,110

Manufacturing - 18.55%
Advanced Micro Devices, Inc., 7.00%, Due 7/1/2024	150,000	148,875
Alcoa Nederland Holding BV, 7.00%, Due 9/30/2026G	200,000	205,960
Allison Transmission, Inc., 5.00%, Due 10/1/2024G	150,000	153,000
Allly Financial, Inc., 3.75%, Due 11/18/2019	450,000	450,563
Anglo American Capital Co., 4.875%, Due 5/14/2025G	200,000	203,500
Anixter, Inc., 5.50%, Due 3/1/2023	175,000	184,188
ArcelorMittal, 6.50%, Due 3/1/2021D	450,000	493,875
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.625%, Due 5/15/2023G I	50,000	50,500
Bombardier, Inc., 6.00%, Due 10/15/2022G	250,000	221,875
CalAtlantic Group, Inc., 5.25%, Due 6/1/2026	35,000	34,650
Chemours Co., 7.00%, Due 5/15/2025	200,000	194,500
Credit Acceptance Corp., 6.125%, Due 2/15/2021	375,000	376,875

AMERICAN BEACON CRESCENT SHORT DURATION HIGH INCOME FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Principal Amount	Fair Value
Manufacturing - 18.55% (continued)
Entegris, Inc., 6.00%, Due 4/1/2022G	$250,000	$258,750
Equinix, Inc.,
5.375%, Due 1/1/2022	250,000	265,000
5.375%, Due 4/1/2023	125,000	130,469
Fiat Chrysler Automobiles N.V., 5.25%, Due 4/15/2023	150,000	153,000
First Data Corp., 7.00%, Due 12/1/2023G	125,000	130,937
First Quantum Minerals Ltd., 6.75%, Due 2/15/2020G	100,000	95,750
FMG Resources August 2006 Property Ltd.,
9.75%, Due 3/1/2022G	100,000	116,000
6.875%, Due 4/1/2022G	100,000	103,020
Freeport-McMoRan Copper & Gold, Inc., 3.55%, Due 3/1/2022	450,000	412,875
Gibraltar Industries, Inc., 6.25%, Due 2/1/2021	250,000	259,063
Hexion Inc., 6.625%, Due 4/15/2020	150,000	131,250
HudBay Minerals, Inc., 9.50%, Due 10/1/2020	150,000	153,750
Huntsman International Co., 5.125%, Due 11/15/2022	250,000	258,750
INEOS Group Holdings S.A., 5.625%, Due 8/1/2024G	250,000	247,812
Infor Software Parent, Inc., 7.125%, Due 5/1/2021G	150,000	151,875
Lennar Corp., 4.875%, Due 12/15/2023	75,000	76,500
Micron Technology, Inc., 5.50%, Due 2/1/2025	150,000	147,047
NCI Building Systems, Inc., 8.25%, Due 1/15/2023G	250,000	273,438
Novelis Corp., 5.875%, Due 9/30/2026G	125,000	126,562
PaperWorks Industries, Inc., 9.50%, Due 8/15/2019, Acquired 9/11/2015, Cost $247,659A G	250,000	230,625
Perstorp Holding AB, 8.75%, Due 5/15/2017G	75,000	75,188
Platform Specialty Products Corp., 6.50%, Due 2/1/2022G	375,000	363,750
PQ Corp., 6.75%, Due 11/15/2022G	75,000	80,906
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.25%, Due 2/15/2021C	500,000	522,375
Springs Industries, Inc., 6.25%, Due 6/1/2021	375,000	390,000
Standard Industries, Inc., 5.375%, Due 11/15/2024G	250,000	258,438
Teck Resources Ltd., 4.50%, Due 1/15/2021	150,000	150,750
Tronox Finance LLC, 6.375%, Due 8/15/2020C	100,000	89,750
United States Steel Corp.,
6.875%, Due 4/1/2021, Acquired 4/15/2016, Cost $17,339	21,000	20,743
8.375%, Due 7/1/2021G	200,000	212,500
7.50%, Due 3/15/2022	50,000	47,875
Wise Metals Group LLC, 8.75%, Due 12/15/2018C G	200,000	198,000
Zebra Technologies Corp., 7.25%, Due 10/15/2022, Acquired 6/24/2016, Cost $269,543	250,000	269,375

		9,120,484

Service - 21.07%
Ahern Rentals, Inc., 7.375%, Due 5/15/2023G	125,000	81,875
APX Group, Inc., 8.75%, Due 12/1/2020	150,000	145,125
Ashtead Capital, Inc., 5.625%, Due 10/1/2024G	375,000	394,688
Block Communications, Inc., 7.25%, Due 2/1/2020G	450,000	460,125
Brand Energy and Infrastructure Company, 8.50%, Due 12/1/2021G	100,000	100,250
Cable One, Inc., 5.75%, Due 6/15/2022G	75,000	79,125
Cablevision Systems Corp., 7.75%, Due 4/15/2018	250,000	263,438
Cardtronics, Inc., 5.125%, Due 8/1/2022	250,000	255,625
CEC Entertainment, Inc., 8.00%, Due 2/15/2022, Acquired 9/02/2016 – 10/17/2016, Cost $201,698A	200,000	201,000
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, Due 12/15/2021C G	150,000	147,750
Community Health Systems, Inc., 8.00%, Due 11/15/2019	175,000	154,000
CSC Holdings LLC, 5.50%, Due 4/15/2027C G	300,000	304,312

AMERICAN BEACON CRESCENT SHORT DURATION HIGH INCOME FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Principal Amount	Fair Value
Service - 21.07% (continued)
DISH DBS Corp., 5.125%, Due 5/1/2020	$250,000	$258,750
Dollar Tree, Inc., 5.75%, Due 3/1/2023	250,000	266,250
EMI Music Publishing Group N. America Holdings, Inc., 7.625%, Due 6/15/2024G	125,000	135,000
FelCor Lodging LP, 5.625%, Due 3/1/2023F	175,000	180,598
HealthSouth Corp., 5.75%, Due 11/1/2024	375,000	386,718
Herc Rentals, Inc., 7.50%, Due 6/1/2022G	300,000	300,000
Horizon Pharma Financing, Inc., 6.625%, Due 5/1/2023	40,000	37,750
IHS Markit, Ltd., 5.00%, Due 11/1/2022G	325,000	343,688
JC Penney Corp, Inc., 5.875%, Due 7/1/2023G	225,000	231,795
Lamar Media Corp., 5.75%, Due 2/1/2026	200,000	214,130
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, Due 10/15/2023C G	350,000	329,000
Mednax, Inc., 5.25%, Due 12/1/2023G	225,000	235,124
NBTY, Inc., 7.625%, Due 5/15/2021G	200,000	195,500
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, Due 4/15/2022C G	250,000	255,000
Numericable Group S.A., 6.00%, Due 5/15/2022G	250,000	256,330
PetSmart, Inc., 7.125%, Due 3/15/2023G	375,000	392,344
Pinnacle Entertainment, Inc., 5.625%, Due 5/1/2024G	125,000	125,938
Rite Aid Corp., 6.75%, Due 6/15/2021	250,000	262,500
Sabre GLBL, Inc., 5.25%, Due 11/15/2023G	75,000	76,969
Sinclair Television Group, Inc., 5.375%, Due 4/1/2021	250,000	258,438
Sirius XM Radio, Inc., 6.00%, Due 7/15/2024G	250,000	265,313
Tenet Healthcare Corp., 5.00%, Due 3/1/2019	250,000	242,423
Tops Holding LLC / Tops Markets II Corp., 8.00%, Due 6/15/2022C G	200,000	176,000
United Rentals North America, Inc., 5.50%, Due 5/15/2027	375,000	373,124
Universal Health Services, Inc., 4.75%, Due 8/1/2022G	350,000	359,450
Universal Hospital Services, Inc., 7.625%, Due 8/15/2020	450,000	432,000
Univision Communications, Inc., 5.125%, Due 5/15/2023G	175,000	177,625
Valeant Pharmaceuticals International, Inc., 6.125%, Due 4/15/2025G	350,000	276,500
Viking Cruises Ltd., 6.25%, Due 5/15/2025, Acquired 9/13/2016, Cost $46,784A G	50,000	45,750
Virgin Media Secured Finance PLC, 5.375%, Due 4/15/2021G I	225,000	232,313
VTR Finance BV, 6.875%, Due 1/15/2024G	290,000	303,412
Ziggo Bond Finance BV, 6.00%, Due 1/15/2027G	150,000	147,281

		10,360,326

Telecommunications - 4.13%
Altice Luxembourg S.A., 7.75%, Due 5/15/2022G	200,000	208,875
CenturyLink, Inc., 7.50%, Due 4/1/2024	200,000	208,250
CyrusOne LP / CyrusOne Finance Corp., 6.375%, Due 11/15/2022F	250,000	265,000
Frontier Communications Corp.,
7.125%, Due 3/15/2019	250,000	267,500
8.875%, Due 9/15/2020	75,000	79,688
Hughes Satellite Systems Corp., 5.25%, Due 8/1/2026G	100,000	98,500
Level 3 Financing, Inc., 5.375%, Due 1/15/2024	250,000	255,000
Sprint Nextel Corp., 6.00%, Due 11/15/2022	125,000	116,485
T-Mobile USA, Inc., 6.625%, Due 4/1/2023	500,000	531,340

		2,030,638

Transportation - 1.09%
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, Due 2/15/2019, Acquired 7/01/2015, Cost $239,332A C G	250,000	226,250
XPO Logistics, Inc., 6.50%, Due 6/15/2022G	300,000	312,000

		538,250

AMERICAN BEACON CRESCENT SHORT DURATION HIGH INCOME FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Principal Amount	Fair Value
Utilities - 1.73%
AES Corp., 5.50%, Due 3/15/2024	$250,000	$253,750
Calpine Corp., 5.375%, Due 1/15/2023	300,000	297,000
NRG Energy, Inc., 6.625%, Due 3/15/2023	300,000	299,250

		850,000

Total Corporate Obligations (Cost $31,390,372)		32,270,609

	Shares
SHORT-TERM INVESTMENTS - 6.47% (Cost $3,181,195)
American Beacon U.S. Government Money Market Select Fund, Select ClassJ	3,181,195	3,181,195

TOTAL INVESTMENTS - 100.46% (Cost $48,527,542)		49,393,325
LIABILITIES, NET OF OTHER ASSETS - (0.46%)		(225,517)

TOTAL NET ASSETS - 100.00%		$49,167,808

Percentages are stated as a percent of net assets.

A	Illiquid Security. At period end, the amount of illiquid securities was $4,440,743 or 9.03% of net assets.
B	Non-income producing security.
C	LLC - Limited Liability Company.
D	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
E	Term Loan.
F	LP - Limited Partnership.
G	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $12,977,093 or 26.39% of net assets. The Fund has no right to demand registration of these securities.
H	LLLP - Limited Liability Limited Partnership.
I	PLC - Public Limited Company.
J	The Fund is affiliated by having the same investment advisor.

AMERICAN BEACON CRESCENT SHORT DURATION HIGH INCOME FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

Top Ten Holdings (% Net Assets)
T-Mobile USA, Inc., 6.625%, Due 4/1/2023		1.1
Fly Leasing Ltd., 6.75%, Due 12/15/20		1.1
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 8.25%, Due 2/15/2021		1.1
Prime Security Services B. LLC, 1st Lien Term Loan, 5.00%, Due 7/1/2021		1.0
Magic Newco LLC, USD Term Loan, 5.00%, Due 12/12/2018		1.0
ArcelorMittal, 6.50%, Due 3/1/21		1.0
Block Communications, Inc., 7.25%, Due 2/1/2020, 144A		0.9
Universal Hospital Services, Inc., 7.625%, Due 8/15/2020		0.9
Allly Financial, Inc., 3.75%, Due 11/18/2019		0.9
EnCana Corp., 6.50%, Due 2/1/2038		0.9

Total Fund Holdings	284

Sector Weightings (% Investments)
Service	31.9
Manufacturing	26.6
Energy	11.2
Finance	10.4
Consumer	5.7
Cash Equivalent	5.0
Telecom	4.3
Electric	2.6
Transportation	2.2
Other	0.1

AMERICAN BEACON GLG TOTAL RETURN FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Principal Amount	Fair Value
Brazil - 2.81%
Corporate Obligation - 1.84%
Finance - 1.84%
Itau Unibanco Holding SA/Cayman Island, 2.85%, Due 5/26/2018 A	$200,000	$199,500

Foreign Government Obligation - 0.97%
Foreign Sovereign - 0.97%
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, Due 6/16/2018 A	100,000	105,550

Total Brazil (Cost $303,969)		305,050

British Virgin Islands - 5.54%
Corporate Obligations - 5.54%
CNOOC Finance 2013 Ltd., 1.75%, Due 5/9/2018	200,000	199,939
CNPC General Capital Ltd.,
2.75%, Due 4/19/2017 A	200,000	201,069
1.95%, Due 11/25/2017 A	200,000	200,640

Total British Virgin Islands (Cost $602,314)		601,648

Chile - 2.31% (Cost $253,529)
Corporate Obligations - 2.31%
Itau CorpBanca, 3.125%, Due 1/15/2018	250,000	252,512

Colombia – 11.94% (Cost $1,089,929)
Foreign Government Obligations - 10.09%
Colombia Government Bond, 7.375%, Due 3/18/2019	975,000	1,098,825

Corporate Obligations - 1.85%
Grupo Aval Ltd., 5.25%, Due 2/1/2017 A	200,000	201,100

Total Colombia (Cost $1,291,023)		1,299,925

Dominican Republic - 2.79% (Cost $299,087)
Foreign Government Obligations - 2.79%
Dominican Republic Government Bond, 7.50%, Due 5/6/2021 A	275,000	302,555

Indonesia - 8.96% (Cost $966,832)
Foreign Government Obligations - 8.96%
Indonesia Government Bond, 11.625%, Due 3/4/2019 A	800,000	975,378

Mexico - 9.34% (Cost $1,005,816)
Foreign Government Obligations - 9.34%
Petroleos Mexicanos, 3.50%, Due 7/18/2018	1,000,000	1,016,250

Netherlands - 3.56% (Cost $388,518)
Corporate Obligations - 3.56%
Majapahit Holding BV, 7.25%, Due 6/28/2017 A	375,000	387,188

Pakistan - 1.95% (Cost $210,192)
Foreign Government Obligations - 1.95%
Islamic Republic of Pakistan, 7.25%, Due 4/15/2019A	200,000	211,999

AMERICAN BEACON GLG TOTAL RETURN FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Principal Amount	Fair Value
South Africa - 5.58% (Cost $599,133)
Foreign Government Obligations - 5.58%
South Africa Government Bond, 6.875%, Due 5/27/2019	$550,000	$606,733

Turkey - 9.49%
Foreign Government Obligations - 9.49%
Republic of Turkey Government Bond, 6.75%, Due 4/3/2018	100,000	105,375
Turkey Government International Bond,
7.50%, Due 7/14/2017	700,000	725,865
7.50%, Due 11/7/2019	180,000	199,800

Total Turkey (Cost $1,033,053)		1,031,040

United States - 8.24%
U.S. Treasury Obligations - 8.24%
U.S. Treasury Note/Bond,
0.75%, Due 7/15/2019	400,000	397,656
0.875%, Due 9/15/2019	500,000	498,262

Total United States (Cost $899,150)		895,918

	Shares
SHORT-TERM INVESTMENTS - 25.36% (Cost $2,758,414)
Short-Term Investments - 25.36%
American Beacon U.S. Government Money Market Select Fund, Select ClassB	2,758,414	2,758,414

TOTAL INVESTMENTS - 97.87% (Cost $10,611,030)		10,644,610
OTHER ASSETS, NET OF LIABILITIES - 2.13%		231,635

TOTAL NET ASSETS - 100.00%		$10,876,245

Percentages are stated as a percent of net assets.

A	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
B	The Fund is affiliated by having the same investment advisor.

Futures Contracts Open on October 31, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note Futures	Short	3	December 2016	$(388,875)	$3,281

				$(388,875)	$3,281

AMERICAN BEACON GLG TOTAL RETURN FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

OTC Swap Agreements Outstanding on October 31, 2016:

Credit Default Swaps on Corporate and Sovereign Securities - Buy Protection (1):

Reference Entity	Counter- party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 10/31/2016(3) (%)	Curr	Notional Amount(4) (000’s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Lebanese Republic	BRC	1.0000	12/20/2019	4.4772	USD	1,500	$14,358	$14,924	$566
Republic of Indonesia	BRC	1.0000	6/20/2021	1.4316	USD	5,000	19,257	8,791	(10,466)
Lebanese Republic	BRC	1.0000	6/20/2021	5.1198	USD	2,000	30,277	32,400	2,123
Lebanese Republic	BRC	1.0000	6/20/2021	5.1198	USD	2,750	44,484	44,550	66
Federative Republic of Brazil	BRC	1.0000	6/20/2021	2.5000	USD	5,000	34,732	31,824	(2,908)
Republic of Peru	BRC	1.0000	6/20/2021	0.9267	USD	5,000	1,107	(1,934)	(3,041)
Republic of Chile	BRC	1.0000	6/20/2021	0.8275	USD	5,000	(6,947)	(4,185)	2,762
Russian Federation	BRC	1.0000	6/20/2021	2.0563	USD	5,000	28,887	22,619	(6,268)
Republic of Turkey	CBK	1.0000	6/20/2021	2.3654	USD	1,000	7,448	5,856	(1,592)
Republic of Turkey	CBK	1.0000	6/20/2021	2.3654	USD	3,000	22,024	17,567	(4,457)
Republic of Korea	BRC	1.0000	12/20/2021	0.4250	USD	5,000	(14,257)	(14,382)	(125)
United Mexican States	BRC	1.0000	12/20/2021	1.5722	USD	5,000	10,595	13,183	2,588
Republic of Kazakhstan	BRC	1.0000	12/20/2021	1.9974	USD	2,500	12,157	11,517	(640)
Republic of Kazakhstan	CBK	1.0000	12/20/2021	1.9974	USD	3,000	13,471	13,820	349
Republic of Indonesia	CBK	1.0000	12/20/2021	1.5819	USD	2,000	5,115	5,100	(15)

							$222,708	$201,650	$(21,058)

Credit Default Swaps on Corporate and Sovereign Securities - Sell Protection (2):

Reference Entity	Counter- party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 10/31/2016(3) (%)	Curr	Notional Amount(4) (000’s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
United Mexican States	BRC	1.0000	6/20/2017	0.4418	USD	500	$1,926	$1,775	$(151)
United Mexican States	HUB	1.0000	6/20/2019	0.8843	USD	400	1,036	1,409	373
Republic of Philippines	BRC	1.0000	12/20/2019	0.7543	USD	500	4,300	4,845	545

							$7,262	$8,029	$767

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

AMERICAN BEACON GLG TOTAL RETURN FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

Forward Currency Contracts Open on October 31, 2016:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	RUB	316,747	1/11/2017	BRC	$10,315	$—	$10,315
Sell	RUB	776,293	1/11/2017	BRC	—	(26,293)	(26,293)
Sell	RUB	323,030	1/11/2017	BRC	—	(13,030)	(13,030)
Buy	MXN	1,429,823	1/12/2017	BRC	—	(11,628)	(11,628)
Buy	MXN	396,070	1/12/2017	BRC	—	(3,930)	(3,930)
Buy	ZAR	526,031	1/12/2017	BRC	26,032	—	26,032
Buy	ZAR	583,681	1/12/2017	BRC	33,681	—	33,681
Buy	ZAR	587,004	1/12/2017	BRC	47,004	—	47,004
Buy	ZAR	588,978	1/12/2017	BRC	48,978	—	48,978
Sell	ZAR	795,498	1/12/2017	BRC	—	(39,498)	(39,498)
Sell	ZAR	829,723	1/12/2017	BRC	—	(22,723)	(22,723)
Sell	ZAR	538,842	1/12/2017	BRC	—	(18,842)	(18,842)
Sell	ZAR	508,651	1/12/2017	BRC	—	(18,651)	(18,651)
Sell	KRW	527,835	1/13/2017	BRC	12,165	—	12,165
Buy	BRL	553,667	2/2/2017	BRC	13,667	—	13,667
Buy	COP	680,122	1/12/2017	CBK	—	(19,878)	(19,878)
Buy	COP	527,509	1/12/2017	CBK	—	(12,491)	(12,491)
Sell	COP	721,332	1/12/2017	CBK	10,668	—	10,668
Buy	SGD	398,123	1/13/2017	CBK	—	(14,078)	(14,078)
Buy	RUB	405,717	1/11/2017	HUB	5,717	—	5,717
Buy	RUB	384,749	1/11/2017	HUB	14,749	—	14,749
Buy	COP	477,537	1/12/2017	HUB	—	(12,463)	(12,463)
Buy	MXN	247,255	1/12/2017	HUB	—	(2,745)	(2,745)
Buy	COP	49,864	1/12/2017	HUB	—	(136)	(136)
Buy	MXN	733	1/12/2017	HUB	33	—	33
Buy	CLP	132,174	1/12/2017	HUB	2,174	—	2,174
Buy	MXN	462,279	1/12/2017	HUB	2,279	—	2,279
Buy	ZAR	808,422	1/12/2017	HUB	3,422	—	3,422
Buy	CLP	318,885	1/12/2017	HUB	8,384	—	8,384
Buy	COP	770,617	1/12/2017	HUB	8,459	—	8,459
Buy	MXN	828,488	1/12/2017	HUB	32,488	—	32,488
Buy	ZAR	1,612,352	1/12/2017	HUB	138,900	—	138,900
Sell	MXN	837,881	1/12/2017	HUB	—	(37,881)	(37,881)
Sell	ZAR	339,485	1/12/2017	HUB	—	(11,485)	(11,485)
Sell	MXN	415,123	1/12/2017	HUB	—	(3,123)	(3,123)
Sell	MXN	399,957	1/12/2017	HUB	—	(2,957)	(2,957)
Sell	ZAR	814,040	1/12/2017	HUB	1,960	—	1,960
Sell	COP	53,801	1/12/2017	HUB	2,199	—	2,199
Sell	COP	247,838	1/12/2017	HUB	3,162	—	3,162
Sell	MXN	313,915	1/12/2017	HUB	4,085	—	4,085
Sell	COP	410,838	1/12/2017	HUB	9,162	—	9,162
Sell	MXN	643,223	1/12/2017	HUB	16,777	—	16,777
Sell	MXN	727,986	1/12/2017	HUB	22,014	—	22,014
Buy	HUF	416,632	1/13/2017	HUB	—	(13,368)	(13,368)
Buy	KRW	415,908	1/13/2017	HUB	—	(10,558)	(10,558)
Buy	KRW	520,746	1/13/2017	HUB	—	(9,254)	(9,254)
Sell	HUF	802	1/13/2017	HUB	25	—	25
Sell	HUF	251,063	1/13/2017	HUB	6,937	—	6,937
Buy	TRY	703,077	2/6/2017	HUB	—	(6,923)	(6,923)
Buy	TRY	447,123	2/6/2017	HUB	—	(2,877)	(2,877)
Sell	TRY	518,898	2/6/2017	HUB	1,102	—	1,102
Sell	TRY	710,792	2/6/2017	HUB	3,208	—	3,208

AMERICAN BEACON GLG TOTAL RETURN FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Sell	TRY	394,542	2/6/2017	HUB	$5,458	$—	$5,458
Sell	TRY	805,480	2/6/2017	HUB	24,520	—	24,520
Sell	MXN	512,847	1/12/2017	OSL	—	(12,847)	(12,847)
Sell	ZAR	1,174,462	1/12/2017	RBS	—	(54,462)	(54,462)
Buy	MXN	97,751	1/12/2017	SCB	—	(2,249)	(2,249)
Buy	CLP	101,093	1/12/2017	SCB	1,093	—	1,093
Buy	HUF	251,865	1/13/2017	SCB	2,175	—	2,175
Sell	ILS	405,414	1/13/2017	SCB	—	(3,316)	(3,316)
Sell	KRW	415,908	1/13/2017	SCB	—	(2,778)	(2,778)
Sell	SGD	398,123	1/13/2017	SCB	11,032	—	11,032
Buy	COP	788,578	1/12/2017	UAG	—	(15,422)	(15,422)
Buy	COP	481,796	1/12/2017	UAG	—	(4,204)	(4,204)
Buy	COP	248,249	1/12/2017	UAG	—	(1,751)	(1,751)
Buy	ZAR	274,162	1/12/2017	UAG	4,162	—	4,162
Buy	MXN	283,607	1/12/2017	UAG	13,607	—	13,607
Buy	ZAR	523,629	1/12/2017	UAG	13,629	—	13,629
Buy	COP	315,376	1/12/2017	UAG	15,376	—	15,376
Buy	COP	438,448	1/12/2017	UAG	17,448	—	17,448
Buy	MXN	548,897	1/12/2017	UAG	21,897	—	21,897
Sell	ZAR	499,928	1/12/2017	UAG	—	(15,928)	(15,928)
Sell	COP	481,826	1/12/2017	UAG	5,174	—	5,174
Sell	MXN	451,298	1/12/2017	UAG	5,702	—	5,702
Sell	COP	533,295	1/12/2017	UAG	16,705	—	16,705
Sell	COP	786,728	1/12/2017	UAG	33,272	—	33,272
Sell	COP	742,960	1/12/2017	UAG	37,040	—	37,040
Sell	ILS	335,839	1/13/2017	UAG	4,161	—	4,161
Sell	BRL	549,341	2/2/2017	UAG	—	(9,341)	(9,341)
Buy	TRY	546,675	2/6/2017	UAG	—	(3,325)	(3,325)
Sell	TRY	510,144	2/6/2017	UAG	856	—	856
Sell	TRY	335,662	2/6/2017	UAG	4,338	—	—

					$727,391	$(440,435)	$286,956

Glossary

Counterparty Abbreviations:
BRC	Barclays Bank PLC	OSL	Otkritie Securities Limited	SCB	Standard Chartered Bank
CBK	Citibank, N.A.	RBS	Royal Bank of Scotland	UAG	UBS AG
HUB	HSC Bank PLC

Currency Abbreviations:
BRL	Brazilian Real	ILS	Israeli New Sheqel	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	USD	United States Dollar
HUF	Hungarian Forint	RUB	Russian Ruble	ZAR	South African Rand

Other Abbreviations:
CDS	Credit Default Swap

AMERICAN BEACON GLG TOTAL RETURN FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

Top Ten Holdings (% Net Assets)
Colombia Government Bond, 7.375%, Due 3/18/2019		10.1
Petroleos Mexicanos, 3.50%, Due 7/18/2018		9.3
Indonesia Government Bond, 11.625%, Due 3/4/2019		9.0
Turkey Government International Bond, 7.50%, Due 7/14/2017		6.7
South Africa Government Bond, 6.875%, Due 5/27/2019		5.6
U.S. Treasury Note/Bond, 0.875%, Due 9/15/2019		4.6
U.S. Treasury Note, 1.875%, Due 7/15/2019		3.7
Majapahit Holding BV, 7.25%, Due 6/28/2017		3.6
Dominican Republic Government Bond, 7.50%, Due 5/6/2021		2.8
Itau CorpBanca, 3.125%, Due 1/15/2018		2.3

Total Fund Holdings	19

Country Allocation (% Equities)
Colombia	13.9
Turkey	13.1
Mexico	12.9
Indonesia	12.4
United States	11.4
South Africa	7.7
British Virgin Islands	7.6
Netherlands	4.9
Brazil	3.9
Dominican Republic	3.8
Chile	3.2
Pakistan	2.7
Cayman Islands	2.5

AMERICAN BEACON GLOBAL EVOLUTION FRONTIER MARKETS INCOME FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Principal Amount		Fair Value
Angola - 3.99%
Foreign Government Obligations - 1.68%
Angolan Government International Bond, 9.50%, Due 11/12/2025		$1,000,000	$978,450

Structured Notes - 2.31%
Republic of Angola (Issuer Aurora Australis BV), 7.016%, Due 12/19/2023		1,406,250	1,354,500

Total Angola (Cost $2,391,355)			2,332,950

Argentina - 4.04%
Foreign Government Obligations - 4.04%
Provincia de Buenos Aires/Argentina, 9.125%, Due 3/16/2024		300,000	332,250
Republic of Argentina,
29.198%, Due 3/28/2017A	ARS	5,400,000	364,217
30.467%, Due 10/9/2017A	ARS	24,800,000	1,669,427

Total Argentina (Cost $2,519,149)			2,365,894

Armenia - 2.62% (Cost $1,500,000)
Structured Notes - 2.62%
Armeniian Treasury Bond (Issuer Frontera Capital BV), 10.00%, Due 5/7/2021		1,500,000	1,534,050

Bosnia and Herzegovina - 0.70%
Foreign Government Obligations - 0.70%
Bosnia & Herzegovina Government Bond,
0.625%, Due 12/11/2017A B	EUR	420,000	214,989
0.625%, Due 12/11/2021A B	EUR	458,333	192,937

Total Bosnia and Herzegovina (Cost $543,745)			407,926

Cameroon - 2.85% (Cost $1,477,798)
Foreign Government Obligations - 2.85%
Republic of Cameroon, 9.50%, Due 11/19/2025		1,500,000	1,669,230

Congo - 0.95% (Cost $689,978)
Foreign Government Obligations - 0.95%
Republic of Congo, 6.00%, Due 6/30/2029B C		817,000	554,285

Dominican Republic - 3.07% (Cost $1,960,970)
Foreign Government Obligations - 3.07%
Dominican Republic International Bond, 11.50%, Due 5/10/2024B	DOP	80,000,000	1,798,635

Ecuador - 2.52% (Cost $1,344,560)
Foreign Government Obligations - 2.52%
Ecuador Government International Bond, 10.50%, Due 3/24/2020B		1,400,000	1,477,000

Egypt - 2.53% (Cost $1,585,433)
Foreign Government Obligations - 2.53%
Arab Republic of Egypt, 5.875%, Due 6/11/2025		1,600,000	1,482,912

Gabon - 1.41% (Cost $786,225)
Foreign Government Obligations - 1.41%
Republic of Gabon, 6.375%, Due 12/12/2024		900,000	825,102

AMERICAN BEACON GLOBAL EVOLUTION FRONTIER MARKETS INCOME FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Principal Amount		Fair Value
Gambia - 1.77% (Cost $1,068,872)
Structured Notes - 1.77%
Central Bank of Gambia (Issuer Frontera Capital BV), 15.00%, Due 8/9/2017		$1,070,000	$1,037,793

Georgia - 2.18% (Cost $1,250,000)
Structured Notes - 2.18%
Georgia Government (Issuer Frontera Capital BV), 10.00%, Due 8/4/2021		1,250,000	1,277,375

Ghana - 3.67%
Foreign Government Obligations - 3.67%
Ghana Government Bond,
21.00%, Due 3/23/2020	GHS	2,300,000	582,871
24.75%, Due 3/1/2021	GHS	3,900,000	1,123,523
24.75%, Due 7/19/2021	GHS	1,500,000	437,444

Total Ghana (Cost $1,972,957)			2,143,838

Iraq - 2.75% (Cost $1,492,521)
Foreign Government Obligations - 2.75%
Republic of Iraq, 5.80%, Due 1/15/2028B		2,000,000	1,607,452

Ivory Coast - 3.40% (Cost $1,897,416)
Foreign Government Obligations - 3.40%
Ivory Coast Government Bond, 5.75%, Due 12/31/2032A B		2,029,500	1,988,017

Kazakhstan - 4.43%
Structured Notes - 4.43%
National Bank of Kazakhstan (Issuer Citigroup Global Markets),
13.50%, Due 12/28/2016	KZT	250,000,000	731,218
14.00%, Due 4/3/2017	KZT	221,250,000	631,271
10.53%, Due 9/3/2017	KZT	120,000,000	328,691
10.05%, Due 10/9/2017	KZT	330,000,000	899,249

Total Kazakhstan (Cost $2,583,751)			2,590,429

Kenya - 4.38%
Foreign Government Obligations - 4.38%
Kenya Infrastructure Bond,
12.00%, Due 9/18/2023	KES	57,400,000	561,724
11.00%, Due 12/2/2024	KES	75,000,000	697,804
12.50%, Due 5/12/2025	KES	36,000,000	354,893
12.00%, Due 10/6/2031	KES	103,000,000	949,144

Total Kenya (Cost $2,615,294)			2,563,565

Malawi - 1.92% (Cost $996,686)
Structured Notes - 1.92%
Republic of Malawi (Issuer Frontera Capital BV), 24.00%, Due 9/7/2018		1,000,000	1,121,500

Mongolia - 3.47% (Cost $2,669,017)
Structured Notes - 3.47%
Mongolia Ministry of Finance (Issuer ING Bank NV), 13.175%, Due 3/25/2017		2,700,000	2,032,744

Mozambique - 1.84% (Cost $1,770,017)
Foreign Government Obligations - 1.84%
Republic of Mozambique, 10.50%, Due 1/18/2023		1,900,000	1,073,500

AMERICAN BEACON GLOBAL EVOLUTION FRONTIER MARKETS INCOME FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Principal Amount		Fair Value
Nicaragua - 4.00%
Foreign Government Obligations - 0.67%
Republic of Nicaragua, 5.00%, Due 2/1/2019A		$413,751	$395,132

Structured Notes - 3.33%
Empresa Administradora de Aeropuertos Internacionales (Issuer Zambezi BV), 8.25%, Due 4/8/2024, Acquired 11/20/2014, Cost $1,999,594D E		2,000,000	1,948,400

Total Nicaragua (Cost $2,403,128)			2,343,532

Nigeria - 3.17%
Foreign Government Obligations - 1.15%
Nigeria Treasury Bill, 0.01%, Due 8/31/2017	NGN	250,000,000	670,975

Structured Notes - 2.02%
Nigeria OMO Treasury Bill (Issuer Standard Chartered Bank), 19.25%, Due 9/20/2017		1,000,000	1,183,500

Total Nigeria (Cost $1,635,787)			1,854,475

Pakistan - 0.52% (Cost $261,940)
Foreign Government Obligations - 0.52%
Islamic Republic of Pakistan, 7.875%, Due 3/31/2036B		300,000	303,985

Rwanda - 1.37% (Cost $757,688)
Foreign Government Obligations - 1.37%
Republic of Rwanda, 6.625%, Due 5/2/2023B		800,000	800,136

Senegal - 2.20% (Cost $1,184,683)
Foreign Government Obligations - 2.20%
Republic of Senegal, 6.25%, Due 7/30/2024B		1,250,000	1,285,050

Seychelles - 1.14% (Cost $612,210)
Foreign Government Obligations - 1.14%
Republic of Seychelles, 7.00%, Due 1/1/2026A B C		665,000	665,599

Sri Lanka - 4.46%
Foreign Government Obligations - 4.46%
Sri Lanka Government Bond,
11.00%, Due 8/1/2021	LKR	200,000,000	1,317,366
11.40%, Due 1/1/2024	LKR	10,000,000	66,067
11.00%, Due 8/1/2024	LKR	90,000,000	580,247
11.50%, Due 9/1/2028	LKR	100,000,000	651,241

Total Sri Lanka (Cost $2,633,857)			2,614,921

Supranational - 3.22% (Cost $3,000,000)
Foreign Government Obligations - 3.22%
European Bank for Reconstruction & Development, 7.80%, Due 7/24/2017		3,000,000	1,882,824

Surinam - 1.07% (Cost $608,366)
Foreign Government Obligations - 1.07%
Republic of Suriname, 9.25%, Due 10/26/2026		600,000	627,084

Tunisia - 1.65% (Cost $905,827)
Foreign Government Obligations - 1.65%
BNQ Cen Tunisia, 5.75%, Due 1/30/2025		1,000,000	964,330

AMERICAN BEACON GLOBAL EVOLUTION FRONTIER MARKETS INCOME FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Principal Amount		Fair Value
Uganda - 4.21%
Foreign Government Obligations - 4.21%
Uganda Government Bond,
14.125%, Due 12/1/2016	UGX	1,300,000,000	376,393
16.125%, Due 3/22/2018	UGX	800,000,000	232,288
16.50%, Due 5/13/2021	UGX	6,400,000,000	1,851,893

Total Uganda (Cost $2,684,797)			2,460,574

Uruguay - 3.89% (Cost $2,740,868)
Foreign Government Obligations - 3.89%
Uruguay Government International Bond, Inflation Indexed, 5.00%, Due 9/14/2018F	UYU	65,223,778	2,284,155

Venezuela - 1.41% (Cost $635,101)
Foreign Government Obligations - 1.41%
Republic of Venezuela, 9.00%, Due 5/7/2023B		$1,800,000	$826,200

Zambia - 4.65%
Foreign Government Obligations - 4.65%
Zambia Government Bond,
11.00%, Due 9/1/2019	ZMW	4,800,000	372,434
11.00%, Due 2/16/2020	ZMW	500,000	36,864
11.00%, Due 5/26/2020	ZMW	23,100,000	1,654,774
12.00%, Due 5/23/2023	ZMW	6,100,000	361,374
8.97%, Due 7/30/2027		300,000	294,132

Total Zambia (Cost $3,107,220)			2,719,578

	Shares
SHORT-TERM INVESTMENTS - 4.56% (Cost $2,667,463)
Short-Term Investments - 4.56%
American Beacon U.S. Government Money Market Select Fund, Select ClassG		2,667,463	2,667,463

TOTAL INVESTMENTS - 96.01% (Cost $58,954,679)			56,184,103

OTHER ASSETS, NET OF LIABILITIES - 3.99%			2,336,654

TOTAL NET ASSETS - 100.00%			$58,520,757

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.
A	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
B	Reg S – Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
C	Step Up/Down – A scheduled increase in the exercise or conversion price at which a warrant, an option, or a convertible security may be used to acquire shares of common stock.
D	Illiquid Security. At period end, the amount of illiquid securities was $1,948,400 or 3.33% of net assets.
E	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,948,400 or 3.33% of net assets. The Fund has no right to demand registration of these securities.
F	Inflation-Indexed Note.
G	The Fund is affiliated by having the same investment advisor.

AMERICAN BEACON GLOBAL EVOLUTION FRONTIER MARKETS INCOME FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

Top Ten Holdings (% Net Investments)
Uruguay Government International Bond, Inflation Indexed, 5.00%, Due 9/14/2018		3.9
Mongolia Ministry of Finance (Issuer ING Bank NV), 13.175%, Due 3/25/2017		3.5
Ivory Coast Government Bond, 5.75%, Due 12/31/32		3.4
Empresa Administradora de Aeropuertos Internacionales (Issuer Zambezi BV), 8.25%, Due 4/8/2024, 144A		3.3
European Bank for Reconstruction & Development, 7.80%, Due 7/24/2017		3.2
Uganda Government Bond, 16.50%, Due 5/13/2021		3.2
Dominican Republic, 11.50%, Due 5/10/2024		3.1
Republic of Argentina, 30.467%, Due 10/9/2017		2.9
Republic of Cameroon, 9.50%, Due 11/19/2025		2.9
Zambia Government Bond, 11.00%, Due 5/26/2020		2.8

Total Fund Holdings	57

Sector Weightings (% Investments)
Foreign Sovereign		93.1
Cash Equivalent		6.9

Country Allocation (% Equities)
Zambia		5.1
Sri Lanka		4.9
Kenya		4.8
Kazakhstan		4.8
Uganda		4.6
Angola		4.4
Nicaragua		4.4
Argentina		4.4
Uruguay		4.3
Ghana		4.0
Mongolia		3.8
Ivory Coast		3.7
Nigeria		3.5
Supranational		3.5
Dominican Republic		3.4
Cameroon		3.1
Iraq		3.0
Armenia		2.9
Ecuador		2.8
Egypt		2.8
Georgia		2.4
Senegal		2.4
MALAWI		2.1
Mozambique		2.0
GAMBIA		1.9
TUNISIA		1.8
Rwanda		1.5
Venezuela		1.5
Gabon		1.5
Seychelles		1.2
Surinam		1.2
Congo		1.0
Bosnia and Herzegovina		0.8
Pakistan		0.5

AMERICAN BEACON GLOBAL EVOLUTION FRONTIER MARKETS INCOME FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

Forward Foreign Currency Contracts Open on October 31, 2016:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	EUR	878,269	11/4/2016	SSB	$—	$(23,435)	$(23,435)
Buy	EUR	768,485	11/4/2016	SSB	—	(22,095)	(22,095)
Sell	EUR	2,195,672	11/4/2016	SSB	70,508	—	70,508

					$70,508	$(45,530)	$24,978

Glossary

Counterparty Abbreviations:
SSB	State Street Bank and Trust Co.

Currency Abbreviations:
ARS	Argentine Peso	LKR	Sri Lankan Rupee
DOP	Dominican Peso	NGN	Nigerian Naira
EUR	Euro	UGX	Ugandan Shilling
GHS	Ghanaian Cedi	UYU	Uruguayan Peso
KES	Kenyan Shilling	ZMW	Zambian Kwachi
KZT	Kazakhstani Tenge

AMERICAN BEACON GROSVENOR LONG/SHORT FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD LONG
COMMON STOCKS - 78.68%
CONSUMER DISCRETIONARY - 16.30%
Auto Components - 1.95%
Adient PLCA B	288	$13,107
Delphi Automotive PLCA	511	33,251
Johnson Controls International PLCA	2,886	116,364
LKQ Corp.B	4,771	154,008

		316,730

Automobiles - 0.57%
Avis Budget Group, Inc.B	1,032	33,396
Harley-Davidson, Inc.	631	35,980
Peugeot S.A.B	1,531	22,933

		92,309

Commercial Services - 0.97%
ServiceMaster Global Holdings, Inc.B	4,388	157,047

Hotels, Restaurants & Leisure - 2.42%
Buffalo Wild Wings, Inc.B	65	9,467
Caesars Entertainment Corp.B	781	5,545
Carnival Corp.	974	47,823
Melco Crown Entertainment Ltd., ADRC	3,149	52,714
MGM Resorts InternationalB	4,468	116,928
Norwegian Cruise Line Holdings Ltd.B	101	3,926
Royal Caribbean Cruises Ltd.	1,145	88,016
Sands China Ltd.	2,898	12,611
Wyndham Worldwide Corp.	848	55,832

		392,862

Household Durables - 0.93%
Newell Rubbermaid, Inc.	3,157	151,599

Household Products - 0.16%
CalAtlantic Group, Inc.	817	26,405

Internet & Catalog Retail - 1.76%
Amazon.com, Inc.B	57	45,020
JD.com, Inc., ADRB C	854	22,161
priceline.com, Inc.B	15	22,113
SS&C Technologies Holdings, Inc.	4,852	154,924
TripAdvisor, Inc.B	635	40,945

		285,163

Media - 3.97%
Banner Corp.	1,167	52,678
CBS Corp., Class BD	2,046	115,845
Comcast Corp., Class A	1,311	81,046
CTS Eventim AG & Co., KGaA	1,575	56,589
ITV PLCA	70,283	146,675
Liberty Global PLC, Series CA B	2,890	91,902
Nielsen Holdings PLCA	317	14,271
Time Warner, Inc.	125	11,124
Viacom, Inc., Class B	1,929	72,453

		642,583

AMERICAN BEACON GROSVENOR LONG/SHORT FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
Multiline Retail - 1.17%
Dollar General Corp.	2,722	$188,063

Retail - 0.03%
Barnes and Noble, Inc.	536	5,521

Specialty Retail - 1.96%
Bed Bath & Beyond, Inc.	542	21,908
Copart, Inc.B	598	31,377
Dollar Tree, Inc.B	431	32,562
Foot Locker, Inc.	141	9,415
MarineMax, Inc.B	1,026	20,469
Ocado Group PLCA B	32,743	110,213
O’Reilly Automotive, Inc.B	120	31,733
Tile Shop Holdings, Inc.B	3,544	60,071

		317,748

Textiles & Apparel - 0.41%
Coach, Inc.	1,103	39,587
Industria de Diseno Textil S.A.	420	14,682
Moncler SpA	667	11,107

		65,376

Total Consumer Discretionary		2,641,406

CONSUMER STAPLES - 4.50%
Beverages - 1.31%
Constellation Brands, Inc., Class A	653	109,129
Molson Coors Brewing Co., Class B	894	92,806
PepsiCo, Inc.	92	9,862

		211,797

Food & Drug Retailing - 1.76%
Alimentation Couche-Tard, Inc., Class B	2,354	118,253
Casey’s General Stores, Inc.	1,194	134,910
Costco Wholesale Corp.	64	9,464
Vitamin Shoppe, Inc.B	932	23,347

		285,974

Food Products - 0.43%
ConAgra Foods, Inc.	467	22,500
Mondelez International, Inc., Class A	1,023	45,974

		68,474

Household Products - 0.32%
Procter & Gamble Co.	606	52,601

Tobacco - 0.68%
British American Tobacco PLCA	1,678	96,357
Reynolds American, Inc.	253	13,935

		110,292

Total Consumer Staples		729,138

AMERICAN BEACON GROSVENOR LONG/SHORT FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
ENERGY - 9.44%
Energy Equipment & Services - 1.02%
Halliburton Co.	2,960	$136,160
Schlumberger Ltd.	374	29,258

		165,418

Oil & Gas - 8.42%
Anadarko Petroleum Corp.	1,152	68,475
Cabot Oil & Gas Corp.	1,088	22,717
Canadian Natural Resources Ltd.	1,277	40,494
Concho Resources, Inc.B	596	75,656
Continental Resources, Inc.B	752	36,780
Devon Energy Corp.	365	13,830
Enterprise Products Partners Ltd.	4,417	111,485
Exxon Mobil Corp.	288	23,996
Kinder Morgan, Inc.	4,757	97,186
Noble Energy, Inc.	2,637	90,897
Occidental Petroleum Corp.	289	21,071
ONEOK Partners LPE	1,395	55,437
Parsley Energy, Inc.B	2,443	80,375
Pioneer Natural Resources Co.	285	51,021
Sunoco LPE	4,610	131,339
Tesoro Logistics LPE	1,810	86,409
Valero Energy Corp.	789	46,740
Williams Cos., Inc.	5,773	168,572
Williams Partners LPF	3,986	142,779

		1,365,259

Total Energy		1,530,677

FINANCIALS - 18.14%
Banks - 14.03%
American Business BankB	1,428	41,412
American Riviera BankB	2,244	26,704
Bank of Marin Bancorp	1,120	56,840
Bank of the James Financial Group, Inc.	4,233	54,182
BofI Holding, Inc.B	1,991	37,092
Bridge Bancorp, Inc.	2,881	79,372
Bryn Mawr Bank Corp.	881	27,663
Cambridge Bancorp	668	35,571
Citizens Financial Group	5,284	139,181
Comerica, Inc.	851	44,329
Commerce West BankB	1,922	30,214
Community Financial Corp.	2,259	51,957
CU BancorpB	2,146	50,431
Equity Bancshares, Inc., Class AB	1,057	27,514
Farmers & Merchants Bank of Long Beach	6	37,500
Farmers Capital Bank Corp.	1,300	40,820
First of Long Island Corp.	2,227	71,153
First South Bancorp, Inc.	2,258	21,903
Guaranty Bancorp	2,785	52,915
Heritage Financial Corp.	101	1,858
Horizon BancorpA	77	2,233
HSBC Bank PLCA B	28,441	101,546
Huntington Bancshares, Inc.	3,968	42,061

AMERICAN BEACON GROSVENOR LONG/SHORT FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
Banks - 14.03% (continued)
Investors Bancorp, Inc.	1,123	$13,768
KeyCorp	5,229	73,833
MBT Financial Corp.	2,501	22,009
Old Line Bancshares, Inc.	2,406	47,362
Orrstown Financial Services, Inc.	1,578	32,980
Peapack Gladstone Financial Corp.	2,229	47,143
PNC Financial Services Group, Inc.	598	57,169
Preferred Bank	714	27,075
Premier Financial Bancorp, Inc.	1,153	19,393
Provident Bancorp, Inc.B	1,853	29,741
Puget Sound Bancorp, Inc.B	980	17,199
Regions Financial Corp.	27,545	295,007
Republic First Bancorp, Inc.B	3,203	12,652
Seacoast Banking Corp. of FloridaB	2,559	44,552
Shore Bancshares, Inc.	2,191	27,979
Signature Bank/New York NYB	517	62,330
Sunshine Bancorp, Inc.B	3,508	50,550
Sussex Bancorp	2,342	38,993
SVB Financial GroupB	725	88,646
Triumph Bancorp, Inc.B	1,424	26,485
Veritex Holdings, Inc.B	2,995	52,802
WashingtonFirst Bankshares, Inc.	3,190	77,996
Zions Bancorporation	1,170	37,686

		2,277,801

Diversified Financials - 1.85%
Affiliated Managers Group, Inc.B	283	37,543
Ally Financial, Inc.	3,892	70,328
Caesars Acquisition Company, Class AB	263	3,064
Capital One Financial Corp.	1,076	79,667
Cascade BancorpB	6,752	41,255
NorthStar Asset Management Group Inc.	711	9,741
OneMain Holdings, Inc.B	871	24,684
PennyMac Financial Services, Inc., Class AB	800	13,680
Santander Consumer USA Holdings, Inc.	1,529	18,654

		298,616

Insurance - 0.22%
First American Financial Corp.	887	34,646

Real Estate - 2.04%
Brookdale Senior Living, Inc.B	2,204	31,804
Colony Financial, Inc.G	3,924	74,595
Crown Castle International Corp.G	284	25,841
Heritage Oaks Bancorp	8,811	70,047
Realogy Holdings Corp.	3,786	86,662
Regional Management Corp.B	1,924	42,847

		331,796

Total Financials		2,942,859

HEALTH CARE - 2.85%
Biotechnology - 0.53%
Alnylam Pharmaceuticals, Inc.B	201	7,156
Biogen Idec, Inc.B	44	12,328

AMERICAN BEACON GROSVENOR LONG/SHORT FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
Biotechnology - 0.53% (continued)
Gilead Sciences, Inc.	330	$24,298
Incyte Corp.B	289	25,134
Vertex Pharmaceuticals, Inc.B	233	17,675

		86,591

Health Care Equipment & Supplies - 0.55%
St. Jude Medical, Inc.	1,148	89,360

Health Care Providers & Services - 0.58%
Cigna Corp.	248	29,470
Express Scripts Holding Co.B	27	1,820
HCA Holdings, Inc.	478	36,581
Service Corp International	1,049	26,854

		94,725

Pharmaceuticals - 1.19%
Allergan PLCA	550	114,917
Merck & Co., Inc.	1,312	77,041

		191,958

Total Health Care		462,634

INDUSTRIALS - 5.53%
Aerospace & Defense - 0.99%
AerCap Holdings N.V.B	268	11,017
Lockheed Martin Corp.	229	56,421
Meggitt PLCA	8,111	43,216
TransDigm Group, Inc.	185	50,405

		161,059

Air Freight & Couriers - 0.48%
FedEx Corp.	184	32,075
United Parcel Service, Inc., Class B	424	45,690

		77,765

Airlines - 0.73%
Copa Holdings S.A., Class A	112	10,330
Delta Air Lines, Inc.	1,205	50,332
Hawaiian Holdings, Inc.B	198	8,915
Latam Airlines Group SP, ADRC	893	8,564
Southwest Airlines Co.	491	19,665
United Continental Holdings, Inc.	394	22,155

		119,961

Commercial Services & Supplies - 1.06%
CyrusOne, Inc.G	902	40,238
KAR Auction Services, Inc.	3,099	131,955

		172,193

Construction & Engineering - 0.26%
Fluor Corp.	802	41,696

Electrical Equipment - 0.07%
A.O. Smith Corp.	236	10,660

Electronic Equipment & Instruments - 0.10%
Rockwell Automation, Inc.	142	17,000

AMERICAN BEACON GROSVENOR LONG/SHORT FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
Machinery - 0.09%
Parker Hannifin Corp.	114	$13,994

Road & Rail - 1.49%
CSX Corp.	4,156	126,800
Hertz Global Holdings, Inc.B	599	19,856
Kansas City Southern	877	76,966
Ryder System, Inc.	238	16,515

		240,137

Trading Companies & Distributors - 0.10%
Air Lease Corp.	513	15,523

Transportation & Logistics - 0.16%
Norfolk Southern Corp.	278	25,854

Total Industrials		895,842

INFORMATION TECHNOLOGY - 14.11%
Communications - 1.08%
Facebook, Inc., Class AB	1,336	175,003

Communications Equipment - 0.64%
CommScope Holding Co., Inc.B	472	14,420
Palo Alto Networks, Inc.B	586	90,144

		104,564

Computers & Peripherals - 0.98%
Hewlett Packard Enterprise Co.	710	15,954
HP, Inc.	8,050	116,645
Western Digital Corp.	467	27,291

		159,890

Electronic Equipment & Instruments - 0.98%
Flextronics International Ltd.B	4,006	56,845
NVIDIA Corp.	457	32,520
OSI Systems, Inc.B	962	67,465

		156,830

Internet Software & Services - 5.93%
Alibaba Group Holding Ltd., Sponsored ADRB C	1,916	194,838
Alphabet, Inc., Class CB	223	174,952
Alphabet, Inc., Class AB	84	68,031
Baidu, Inc., Sponsored ADRB C	33	5,836
comScore, Inc.B	869	25,019
LinkedIn Corp., Class AB	317	60,103
Sina Corp.B	711	51,292
Tencent Holdings Ltd.	2,864	75,999
Yahoo, Inc.B	7,400	307,470

		963,540

IT Consulting & Services - 0.30%
Cognizant Technology Solutions Corp., Class AB	901	46,266
Dell TechnologiesB	35	1,718

		47,984

Semiconductor Equipment & Products - 1.34%
ASML Holding N.V., Reg SH	502	53,021
Intel Corp.	315	10,984

AMERICAN BEACON GROSVENOR LONG/SHORT FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
Semiconductor Equipment & Products - 1.34% (continued)
Marvell Technology Group Ltd.	7,196	$93,764
NXP Semiconductors N.V.B	36	3,600
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADRC	1,784	55,482

		216,851

Software - 2.86%
Activision Blizzard, Inc.	1,150	49,646
LINE Corp., ADRB C	1,927	77,966
Microsoft Corp.	2,263	135,599
Navient Corp.	275	3,514
Nimble Storage, Inc.B	6,238	47,596
Red Hat, Inc.B	906	70,170
Square Enix Holdings Co., Ltd.	719	23,859
Symantec Corp.	2,385	59,697

		468,047

Total Information Technology		2,292,709

MATERIALS - 6.16%
Chemicals - 1.18%
Albemarle Corp.	471	39,352
Valspar Corp.	13	1,291
Valvoline, Inc.B	7,392	150,797

		191,440

Construction Materials - 0.34%
Buzzi Unicem SpA	716	13,927
Cemex, S.A.B. de C.V., Sponsored ADRC	4,848	42,081

		56,008

Containers & Packaging - 0.41%
Berry Plastics Group, Inc.B	1,538	67,288

Metals & Mining - 3.46%
AngloGold Ashanti Ltd., ADRB C	3,428	47,101
Boliden AB	1,434	33,230
First Quantum Minerals Ltd.	1,978	18,788
Freeport-McMoRan Copper & Gold, Inc.B	3,558	39,778
Impala Platinum Holdings Ltd.B	2,621	10,536
Newmont Mining Corp.	2,761	102,267
Silver Wheaton Corp.	1,058	25,508
Teck Resources Ltd.	9,468	204,319
United States Steel Corp.	2,726	52,721
Voestalpine AG	711	25,156

		559,404

Paper & Forest Products - 0.77%
Canfor Corp.B	6,836	75,837
West Fraser Timber Co., Ltd.	1,461	50,018

		125,855

Total Materials		999,995

AMERICAN BEACON GROSVENOR LONG/SHORT FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
TELECOMMUNICATION SERVICES - 1.65%
Diversified Telecommunication Services - 0.92%
Telefonica Deutschland Holding AG	20,115	$77,969
Verizon Communications, Inc.	1,494	71,861

		149,830

Wireless Telecommunication Services - 0.73%
Central Valley Community Bancorp	422	6,043
China Mobile Ltd.	3,350	38,378
Tim Participacoes S.A., ADRC	5,370	74,375

		118,796

Total Telecommunication Services		268,626

Total COMMON STOCKS (Cost $12,281,777)		12,763,886

WARRANTS - 0.71%
ENERGY - 0.00%
Oil & Gas - 0.00%
Kinder Morgan, Inc., 5/25/2017, Strike Price $40.00 I	307	2

MATERIALS - 0.71%
Chemicals - 0.71%
Saudi Basic Industries Corp., 3/2/2017, Strike Price $0.00 I	5,074	114,774

Total WARRANTS (Cost $110,243)		114,776

SHORT-TERM INVESTMENTS - 13.97% (Cost $2,265,164)
American Beacon U.S. Government Money Market Select Fund, Select ClassJ	2,265,164	2,265,164

Total SECURITIES HELD LONG (Cost $14,657,184)		15,143,826

SECURITIES SOLD SHORT
COMMON STOCKS - (21.99%)
CONSUMER DISCRETIONARY - (4.59%)
Auto Components - (0.15%)
Delphi Automotive PLCA	(383)	(24,922)

Automobiles - (1.57%)
Bayerische Motoren Werke AG	(325)	(28,317)
Fiat Chrysler Automobiles N.V.B	(2,528)	(18,510)
Ford Motor Co.	(3,391)	(39,810)
Harley-Davidson, Inc.	(648)	(36,949)
Tesla Motors, Inc.B	(29)	(5,734)
Toyota Motor Corp., ADRC	(1,085)	(125,491)

		(254,811)

Hotels, Restaurants & Leisure - (1.27%)
Carnival Corp.	(91)	(4,468)
China Lodging Group Ltd., Sponsored ADRC	(11)	(473)
Chipotle Mexican Grill, Inc.B	(49)	(17,677)
Darden Restaurants, Inc.	(336)	(21,769)
Hilton Worldwide Holdings, Inc.	(800)	(18,080)
Intercontinental Hotels Group	(354)	(13,757)
Marriott International, Inc., Class A	(440)	(30,228)

AMERICAN BEACON GROSVENOR LONG/SHORT FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
Hotels, Restaurants & Leisure - (1.27%) (continued)
McDonald’s Corp.	(355)	$(39,962)
Norwegian Cruise Line Holdings Ltd.B	(132)	(5,131)
Six Flags Entertainment Corp.	(136)	(7,568)
Starbucks Corp.	(756)	(40,121)
Wynn Resorts Ltd.	(73)	(6,902)

		(206,136)

Household Durables - (0.15%)
Leggett & Platt, Inc.	(8)	(367)
Lennar Corp., Class A	(587)	(24,472)
Tempur Sealy International, Inc.B	(1)	(54)

		(24,893)

Internet & Catalog Retail - (0.17%)
JD.com, Inc., ADRB C	(1,046)	(27,000)

Media - (0.75%)
Discovery Communications, Inc., Class AB	(538)	(14,047)
Scripps Networks Interactive, Inc., Class A	(165)	(10,619)
Sinclair Broadcast Group, Inc., Class A	(295)	(7,405)
Walt Disney Co.	(950)	(88,056)

		(120,127)

Multiline Retail - (0.07%)
Marks & Spencer Group PLCA	(708)	(2,951)
Nordstrom, Inc.	(19)	(988)
Target Corp.	(87)	(5,980)

		(9,919)

Specialty Retail - (0.10%)
CarMax, Inc.B	(38)	(1,898)
Lowe’s Cos., Inc.	(210)	(13,997)

		(15,895)

Textiles & Apparel - (0.36%)
Cie Financiere Richemont S.A., Reg SH	(448)	(28,816)
Hugo Boss AG	(13)	(816)
Swatch Groug AG	(92)	(27,678)

		(57,310)

Total Consumer Discretionary		(741,157)

CONSUMER STAPLES - (0.67%)
Beverages - (0.03%)
Coca-Cola Co.	(111)	(4,706)
PepsiCo, Inc.	(3)	(322)

		(5,028)

Food & Drug Retailing - (0.50%)
Costco Wholesale Corp.	(46)	(6,802)
Kroger Co.	(121)	(3,749)
Tesco PLCA B	(3,080)	(7,945)
Wal-Mart Stores, Inc.	(85)	(5,952)
Whole Foods Market, Inc.	(441)	(12,476)
WM Morrison Supermarkets PLCA	(1,233)	(3,418)
Woolworths Holdings Ltd.	(2,269)	(40,821)

		(81,163)

AMERICAN BEACON GROSVENOR LONG/SHORT FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
Food Products - (0.04%)
Blue Buffalo Pet Products, Inc.B	(48)	$(1,205)
Hormel Foods Corp.	(55)	(2,118)
Whitewaves Food Co.B	(47)	(2,561)

		(5,884)

Household Products - (0.05%)
Church & Dwight Co., Inc	(42)	(2,027)
Colgate-Palmolive Co.	(84)	(5,994)

		(8,021)

Tobacco - (0.05%)
British American Tobacco PLC, ADRA C	(70)	(8,000)

Total Consumer Staples		(108,138)

ENERGY - (2.37%)
Energy Equipment & Services - (0.99%)
National Oilwell Varco, Inc.	(1,585)	(50,878)
Schlumberger Ltd.	(1,411)	(110,383)

		(161,261)

Oil & Gas - (1.38%)
Apache Corp.	(550)	(32,714)
Chevron Corp.	(585)	(61,279)
Concho Resources, Inc.B	(93)	(11,805)
ConocoPhillips	(636)	(27,634)
Occidental Petroleum Corp.	(1,235)	(90,044)

		(223,476)

Total Energy		(384,737)

FINANCIALS - (6.62%)
Banks - (5.97%)
BancorpSouth, Inc.	(212)	(4,982)
Bank of Hawaii Corp.	(89)	(6,688)
BB&T Corp.	(1,169)	(45,825)
BNC Bancorp	(780)	(19,422)
Cathay General Bancorp	(287)	(8,596)
CIT Group, Inc.	(205)	(7,448)
Clifton Bancorp, Inc.	(405)	(6,192)
Community Bank System, Inc.	(831)	(39,148)
CVB Financial Corp.	(1,830)	(30,707)
Eagle Bancorp, Inc.B	(245)	(12,042)
FCB Financial Holdings, Inc., Class AB	(1,075)	(40,098)
First Financial Bankshares, Inc.	(1,087)	(39,349)
First Horizon National Corp.	(166)	(2,558)
First Republic Bank	(428)	(31,856)
Frost Bankers, Inc.	(375)	(28,496)
Glacier Bancorp, Inc.	(1,314)	(37,134)
Home Bancshares, Inc.	(1,379)	(29,662)
Iberiabank Corp.	(605)	(39,718)
Independent Bank Corp.	(607)	(33,476)
MB Financial, Inc.	(482)	(17,540)
NBT Bancorp, Inc.	(215)	(7,248)
New York Community Bancorp, Inc.	(1,607)	(23,077)

AMERICAN BEACON GROSVENOR LONG/SHORT FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
Banks - (5.97%) (continued)
Northern Trust Corp.	(37)	$(2,680)
Northwest Bancshares, Inc.	(853)	(13,426)
PacWest Bancorp	(313)	(13,581)
Prosperity Bancshares, Inc.	(1,165)	(64,623)
Renasant Corp.	(929)	(31,344)
ServisFirst Bancshares, Inc.	(125)	(6,768)
Simmons First National Corp., Class A	(401)	(19,789)
Societe Generale S.A.	(403)	(15,732)
South State Corp.	(521)	(38,215)
Southside Bancshares, Inc.	(872)	(28,445)
State Bank Financial Corp.	(769)	(16,956)
Stock Yards Bancorp, Inc.	(217)	(7,400)
SunTrust Banks, Inc.	(119)	(5,382)
TCF Financial Corp.	(268)	(3,832)
Tompkins Financial Corp.	(183)	(14,508)
Trustmark Corp.	(1,005)	(27,818)
U.S. Bancorp	(291)	(13,025)
United Bankshares, Inc.	(806)	(30,386)
Washington Trust Bancorp, Inc.	(325)	(14,918)
WesBanco, Inc.	(397)	(13,065)
Westamerica Bancorporation	(530)	(26,267)
Western Alliance BancorpB	(863)	(32,242)
WSFS Financial Corp.	(512)	(17,946)

		(969,610)

Diversified Financials - (0.21%)
Capitol Federal Financial, Inc.	(440)	(6,455)
Credit Acceptance Corp.B	(39)	(7,179)
Discover Financial Services	(172)	(9,689)
Synchrony Financial	(262)	(7,491)
Synovus Financial Corp.	(80)	(2,646)

		(33,460)

Insurance - (0.16%)
CNP Assurances	(1,464)	(25,368)

Real Estate - (0.28%)
Camden Property TrustG	(36)	(2,932)
Crown Castle International Corp.G	(289)	(26,296)
Empire State Realty Trust, Inc.G	(155)	(3,033)
Mid-America Apartment Communities, Inc.G	(36)	(3,339)
Realty Income Corp.G	(61)	(3,614)
Regency Centers Corp.G	(40)	(2,883)
UDR, Inc.G	(98)	(3,427)

		(45,524)

Total Financials		(1,073,962)

HEALTH CARE - (0.41%)
Biotechnology - (0.01%)
Celgene Corp.B	(15)	(1,533)

Health Care Equipment & Supplies - (0.16%)
Becton Dickinson and Co.	(152)	(25,522)

AMERICAN BEACON GROSVENOR LONG/SHORT FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
Pharmaceuticals - (0.24%)
Abbott Laboratories	(1,000)	$(39,240)

Total Health Care		(66,295)

INDUSTRIALS - (2.37%)
Aerospace & Defense - (0.72%)
AerCap Holdings N.V.B	(554)	(22,775)
Aircastle Ltd.	(1,191)	(24,475)
Boeing Co.	(207)	(29,483)
United Technologies Corp.	(402)	(41,084)

		(117,817)

Air Freight & Couriers - (0.33%)
C.H. Robinson Worldwide, Inc.	(582)	(39,646)
United Parcel Service, Inc., Class B	(55)	(5,927)
XPO Logistics, Inc.B	(244)	(8,035)

		(53,608)

Airlines - (0.05%)
American Airlines Group, Inc.	(219)	(8,891)

Commercial Services & Supplies - (0.04%)
Republic Services, Inc.	(66)	(3,474)
Waste Management, Inc.	(54)	(3,546)

		(7,020)

Industrial Conglomerates - (0.04%)
General Electric Co.	(229)	(6,715)

Machinery - (0.71%)
Caterpillar, Inc.	(17)	(1,419)
Cummins, Inc.	(122)	(15,594)
Hitachi Construction Machinery Co., Ltd.	(150)	(3,142)
Kone Oyj, Class B	(144)	(6,628)
PACCAR, Inc.	(458)	(25,153)
Parker Hannifin Corp.	(506)	(62,112)

		(114,048)

Road & Rail - (0.24%)
Canadian National Railway Co.	(148)	(9,305)
Union Pacific Corp.	(198)	(17,460)
Werner Enterprises, Inc.	(483)	(11,616)

		(38,381)

Trading Companies & Distributors - (0.24%)
Fastenal Co.	(327)	(12,746)
WW Grainger, Inc.	(119)	(24,766)

		(37,512)

Total Industrials		(383,992)

INFORMATION TECHNOLOGY - (3.68%)
Communications Equipment - (0.50%)
Cisco Systems, Inc.	(11)	(337)
Corning, Inc.	(3,583)	(81,370)

		(81,707)

AMERICAN BEACON GROSVENOR LONG/SHORT FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
Computers & Peripherals - (0.47%)
International Business Machines Corp.	(476)	$(73,156)
Logitech International S.A.	(97)	(2,348)
NetApp, Inc.	(37)	(1,256)
Pure Storage Inc., Class AB	(31)	(383)

		(77,143)

Electronic Equipment & Instruments - (0.36%)
Amphenol Corp., Class A	(825)	(54,392)
NVIDIA Corp.	(35)	(2,491)

		(56,883)

Internet Software & Services - (0.68%)
Alibaba Group Holding Ltd., Sponsored ADRB C	(859)	(87,352)
Baidu, Inc., Sponsored ADRB C	(58)	(10,257)
United Internet AG, Reg SH	(199)	(8,168)
Wirecard AG	(47)	(2,230)
Yahoo Japan Corp.	(758)	(2,913)

		(110,920)

IT Consulting & Services - (0.77%)
Accenture PLC, Class AA	(562)	(65,327)
Infosys Technologies Ltd., Reg S, Sponsored ADRC H	(3,841)	(58,614)
Tyler Technologies, Inc.	(6)	(962)

		(124,903)

Office Electronics - (0.06%)
Canon, Inc.	(365)	(10,501)

Software - (0.84%)
Activision Blizzard, Inc.	(336)	(14,505)
Check Point Software Technologies Ltd.	(77)	(6,511)
Electronic Arts, Inc.B	(786)	(61,717)
Oracle Corp.	(695)	(26,702)
SAP AG, Sponsored ADRC	(25)	(2,196)
Square, Inc., Class AB	(214)	(2,397)
Symantec Corp.	(119)	(2,978)
VMware, Inc., Class AB	(47)	(3,694)
Workday, Inc., Class AB	(213)	(18,463)

		(139,163)

Total Information Technology		(601,220)

MATERIALS - (0.30%)
Chemicals - (0.01%)
Mosaic Co.	(67)	(1,577)

Construction Materials - (0.07%)
LafargeHolcim Ltd.	(226)	(12,070)

Paper & Forest Products - (0.22%)
Domtar Corp.	(625)	(22,469)
International Paper Co.	(303)	(13,644)

		(36,113)

Total Materials		(49,760)

AMERICAN BEACON GROSVENOR LONG/SHORT FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
REAL ESTATE - (0.31%)
Equinix, Inc.G	(134)	$(47,876)
Public Storage, Inc.G	(9)	(1,923)

Total Real Estate		(49,799)

TELECOMMUNICATION SERVICES - (0.51%)
Diversified Telecommunication Services - (0.45%)
AT&T, Inc.	(983)	(36,164)
Verizon Communications, Inc.	(768)	(36,941)

		(73,105)

Wireless Telecommunication Services - (0.06%)
Freenet AG	(115)	(3,296)
Millicom International Cellular S.A.	(161)	(7,078)

		(10,374)

Total Telecommunication Services		(83,479)

UTILITIES - (0.16%)
Consolidated Edison, Inc.,	(344)	(25,989)

Total COMMON STOCKS (Proceeds $(3,416,417))		(3,568,528)

PREFERRED STOCKS – (0.26%) (Proceeds ($41,146))
CONSUMER DISCRETIONARY – (0.26%)
Volkswagen AG	(311)	(42,743)

EXCHANGE TRADED INSTRUMENTS - (7.94%)
EXCHANGE TRADED FUNDS - (7.94%)
Consumer Discretionary Select Sector SPDR Fund	(1,442)	(112,620)
Consumer Staples Select Sector SPDR Fund	(2,939)	(155,179)
Energy Select Sector SPDR Fund	(1,613)	(110,684)
Financial Select Sector SPDR Fund	(1,644)	(32,453)
Health Care Select Sector SPDR Fund	(1,216)	(81,910)
Industrial Select Sector SPDR Fund	(1,083)	(61,958)
iShares China Large-Cap Fund	(271)	(9,989)
iShares MSCI Australia Fund	(2,508)	(50,862)
iShares MSCI Japan ETF	(2,297)	(29,011)
iShares Russell 2000 Growth Fund	(60)	(8,392)
iShares Russell 2000 Index Fund	(437)	(51,785)
iShares Russell 2000 Value Index Fund	(589)	(59,772)
iShares STOXX Europe 600 UCITS ETF DE	(527)	(19,623)
Materials Select Sector SPDR Fund	(192)	(8,976)
Real Estate Select Sector SPDR Fund	(550)	(17,023)
SPDR S&P Emerging Markets SmallCap ETF	(594)	(25,542)
SPDR S&P Telecom Fund	(345)	(21,918)
SPDR S&P500 ETF Trust	(1,234)	(262,287)
Technology Select Sector SPDR Fund	(1,131)	(53,631)
Utilities Select Sector SPDR Fund	(60)	(2,966)

AMERICAN BEACON GROSVENOR LONG/SHORT FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
EXCHANGE TRADED INSTRUMENTS - (7.94%) (continued)
Vaneck Vectors Agribusiness	(1,030)	$(50,789)
Vanguard FTSE Emerging Markets Fund	(958)	(36,165)
Vanguard REIT Fund	(303)	(24,773)

Total EXCHANGE TRADED INSTRUMENTS (Proceeds $(1,263,090))		(1,288,308)

Total SECURITIES SOLD SHORT (Proceeds $(4,720,653))		(4,899,579)

TOTAL INVESTMENTS IN SECURITIES (excludes securities sold short) - 93.38% (Cost $14,657,184)		15,143,826
TOTAL PURCHASED OPTIONS - 0.09% (Cost $20,045)		15,225
TOTAL WRITTEN OPTIONS - (0.01)% (Cost $(1,660))		(1,356)
TOTAL SECURITIES SOLD SHORT - (30.21)% (Proceeds $(4,720,653))		(4,899,579)
OTHER ASSETS, NET OF LIABILITIES - 36.75%		5,958,865

TOTAL NET ASSETS - 100.00%		$16,216,981

Percentages are stated as a percent of net assets.

A	PLC - Public Limited Company.
B	Non-income producing security.
C	ADR - American Depositary Receipt.
D	Non-voting participating shares.
E	LP - Limited Partnership.
F	MLP - Master Limited Partnership.
G	REIT - Real Estate Investment Trust.
H	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
I	Warrant.
J	The Fund is affiliated by having the same investment advisor.

AMERICAN BEACON GROSVENOR LONG/SHORT FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

Total Return Swap agreements outstanding on October 31, 2016:

Pay/Receive Floating Rate	Description	Reference Entity	Counterparty	Floating Rate	Expiration Date	Reference Quantity	Notional Amount	Unrealized Appreciation/ (Depreciation)
Pay	1-Month GBP-LIBOR	Wizz Air Holdings, PLC	MSC	0.770%	1/16/2017	515	$8,767	$(1,206)
Pay	1-Month EUR-LIBOR	Ryanair Holdings, PLC	MSC	0.220%	2/10/2017	2,890	31,841	4,893
Pay	1-Day USD-FEDEF	NVR, Inc.	MSC	0.910%	5/22/2017	77	121,797	(4,526)
Pay	1-Month GBP-LIBOR	Rio Tinto, PLC	MSC	0.770%	7/24/2017	1,594	32,204	15,983
Pay	1-Month GBP-LIBOR	Anglo American, PLC	MSC	0.770%	7/24/2017	3,506	25,086	17,829
Pay	1-Day USD-FEDEF	Constellation Brands, Inc.	MSC	0.910%	7/24/2017	341	49,756	7,232
Pay	1-Month EUR-EURIB	Peugeot S.A.	MSC	0.130%	7/24/2017	706	9,375	283
Pay	1-Month GBP-LIBOR	Antofagasta, PLC	MSC	0.770%	7/24/2017	5,599	26,264	5,065
Pay	1-Month EUR-EURIB	Moncler SpA	MSC	0.130%	7/24/2017	277	3,724	525
Pay	1-Day USD-FEDEF	Brunswick Corp./De	MSC	0.910%	7/24/2017	1,463	68,612	(4,971)
Pay	1-Day HKD-HONIX	Weichai Power Co. Ltd.	MSC	1.060%	7/24/2017	8,623	88,057	1,677
Pay	1-Day USD-FEDEF	Advanced Micro Devices, Inc.	MSC	0.910%	7/24/2017	4,547	30,829	2,046
Pay	1-Day USD-FEDEF	Continental Resources, Inc./Ok	MSC	0.910%	7/24/2017	1,818	84,246	4,672
Pay	1-Day USD-FEDEF	Facebook, Inc.	MSC	0.910%	7/24/2017	223	28,447	764
Pay	1-Month EUR-EURIB	Air France-KLM	MSC	0.130%	7/24/2017	1,691	9,044	389
Pay	1-Month GBP-LIBOR	International Consolidated Airlines Group S.A.	MSC	0.770%	7/24/2017	3,626	15,009	909
Pay	1-Day USD-FEDEF	Newfield Exploration Co.	MSC	0.910%	7/24/2017	1,218	52,752	(3,313)
Pay	1-Day USD-FEDEF	Alphabet, Inc.	MSC	0.910%	7/24/2017	61	48,962	442
Pay	1-Day USD-FEDEF	Rio Tinto, PLC	MSC	0.910%	7/24/2017	1,209	40,767	1,366
Pay	1-Day USD-FEDEF	Swift Transportation Co.	MSC	0.910%	7/24/2017	2,508	52,492	3,637
Receive	1-Day EUR-EONIA	Accor S.A.	MSC	0.400%	7/24/2017	128	4,424	(4)
Receive	1-Day USD-FEDEF	SPDR S&P500 ETF Trust	MSC	0.060%	7/24/2017	748	160,171	1,183
Receive	1-Day HKD-HONIX	China Eastern Airlines Corp. Ltd.	MSC	0.390%	7/24/2017	18,648	73,399	1,072
Receive	1-Day GBP-SONIA	Thomas Cook Group, PLC	MSC	0.350%	7/24/2017	7,734	5,397	27
Receive	1-Day GBP-SONIA	Intercontinental Hotels Group, PLC	MSC	0.350%	7/24/2017	177	5,519	(123)
Receive	1-Day GBP-SONIA	Burberry Group, PLC	MSC	0.350%	7/24/2017	865	10,802	(2,395)
Receive	1-Day EUR-EONIA	Airbus Group SE	MSC	0.400%	8/21/2017	586	31,502	(253)
Pay	1-Day EUR-EONIA	Accor S.A.	MSC	0.550%	10/2/2017	1,664	65,792	(9,048)
Pay	1-Day EUR-EONIA	Finecobank Banca Fineco SpA	DUB	0.550%	10/2/2017	6,298	39,496	(6,576)
Receive	1-Day GBP-SONIA	Ted Baker, PLC	NSI	0.460%	10/2/2017	33	1,002	227
Receive	1-Day EUR-EONIA	Casino Guichard Perrachon S.A.	NSI	1.000%	10/2/2017	151	6,253	(650)
Receive	1-Day GBP-SONIA	J Sainsbury, PLC	JPM	0.350%	10/2/2017	1,790	4,245	(301)
Receive	1-Day EUR-EONIA	SES S.A.	MSC	0.500%	10/2/2017	299	5,775	(537)
Receive	1-Day EUR-EONIA	Eutelsat Communications S.A.	DEU	0.430%	10/2/2017	632	11,750	(352)
Receive	1-Day EUR-EONIA	Distribuidora Internacional De Alimentacion S.A.	BNP	0.500%	10/2/2017	689	3,479	130
Receive	1-Day TWD-FEDEF	China Steel Corp.	MSC	1.910%	10/5/2017	16,494	10,053	(1,864)
Receive	1-Day TWD-FEDEF	Formosa Petrochemical Corp.	MSC	0.580%	10/5/2017	2,092	5,123	(1,871)
Receive	1-Day BRL-FEDEF	Telefonica Brasil S.A.	MSC	1.340%	1/3/2018	952	11,568	(2,204)
Receive	1-Day BRL-FEDEF	Cielo S.A.	MSC	0.590%	1/3/2018	34	786	(15)
Receive	1-Day BRL-FEDEF	Raia Drogasil S.A.	MSC	1.340%	1/3/2018	27	591	—
Pay	1-Day USD-FEDEF	Monster Beverage Corp.	MSC	0.910%	9/1/2018	412	63,584	(4,116)
Pay	1-Day USD-FEDEF	Take-Two Interactive Software, Inc.	MSC	0.910%	9/1/2018	1,897	83,013	1,195
Pay	1-Day JPY-MUTSC	Taisei Corp.	MSC	0.360%	9/3/2018	1,780	1,399,220	33
Pay	1-Day JPY-MUTSC	Komatsu Ltd.	MSC	0.360%	9/3/2018	612	1,374,606	566
Pay	1-Day JPY-MUTSC	Hitachi Ltd.	MSC	0.360%	9/3/2018	2,791	1,379,840	1,725
Pay	1-Day JPY-MUTSC	Mitsubishi Heavy Industries Ltd.	MSC	0.360%	9/3/2018	3,074	1,382,042	(6)
Pay	1-Month EUR-EURIB	Plastic Omnium S.A.	MSC	0.130%	7/24/2047	825	23,654	913

							$6,991,117	$30,452

AMERICAN BEACON GROSVENOR LONG/SHORT FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

Purchased Options outstanding on October 31, 2016:

Exchange Traded Fund Option

Description	Expiration Date	Number of Contracts	Currency	Exercise Price	Premiums Paid	Fair Value	Unrealized Appreciation/ (Depreciation)
Put - Financial Select Sector SPDR Fund	12/16/2016	137	USD	22.00	$3,896	$1,644	$(2,252)

					$3,896	$1,644	$(2,252)

Equity Options

Description	Expiration Date	Number of Contracts	Currency	Exercise Price	Premiums Paid	Fair Value	Unrealized Appreciate/ (Depreciation)
Call - Tripadvisor, Inc.	11/11/2016	5	USD	70.00	$665	$700	$35
Call - Tripadvisor, Inc.	11/11/2016	3	USD	67.50	549	645	96
Call - Bed Bath & Beyond, Inc.	11/18/2016	8	USD	50.00	206	40	(166)
Call - Tile Shop Holdings, Inc.	11/18/2016	10	USD	17.50	768	350	(418)
Put - Cisco Systems, Inc.	11/18/2016	8	USD	29.00	383	184	(199)
Put - Delta Air Lines, Inc.	11/18/2016	2	USD	37.00	252	30	(222)
Put - Equinix, Inc.	11/18/2016	1	USD	350.00	879	1,051	172
Put - GoPro, Inc.	11/18/2016	17	USD	12.00	800	1,309	509
Put - Royal Caribbean Cruises Ltd.	11/18/2016	4	USD	65.00	541	40	(501)
Call - Dunkin’ Brands Group, Inc.	12/16/2016	8	USD	52.50	964	160	(804)
Call - JD.Com, Inc.	12/16/2016	9	USD	29.00	414	414	—
Call - Koninklijke Ahold Delhaize NV	12/16/2016	5	EUR	22.00	310	104	(206)
Call - Nike, Inc.	12/16/2016	5	USD	60.00	70	5	(65)
Call - Palo Alto Networks, Inc.	12/16/2016	4	USD	170.00	1,602	988	(614)
Call - Realogy Holdings Corp.	12/16/2016	10	USD	30.00	447	50	(397)
Put - Costco Wholesale Corp.	12/16/2016	2	USD	140.00	526	334	(192)
Call - Melco Crown Entertainment Ltd.	1/20/2017	14	USD	16.00	784	2,380	1,596
Call - Procter & Gamble Co./The	1/20/2017	6	USD	90.00	338	558	220
Call - Procter & Gamble Co./The	1/20/2017	7	USD	97.50	198	56	(142)
Call - Procter & Gamble Co./The	1/20/2017	9	USD	95.00	280	108	(172)
Call - Realogy Holdings Corp.	1/20/2017	4	USD	30.00	141	40	(101)
Call - Wyndham Worldwide Corp.	1/20/2017	5	USD	80.00	181	38	(143)
Put - Tesla Motors, Inc.	1/20/2017	3	USD	100.00	448	87	(361)
Call - Nimble Storage, Inc.	2/17/2017	8	USD	10.00	954	240	(714)
Call - Realogy Holdings Corp.	3/17/2017	15	USD	35.00	420	113	(307)
Call - Royal Caribbean Cruises Ltd.	3/17/2017	1	USD	75.00	333	650	317
Call - Koninklijke Ahold Delhaize NV	6/16/2017	3	EUR	22.00	420	250	(170)
Call - Koninklijke Ahold Delhaize NV	12/15/2017	3	EUR	22.00	307	375	68
Call - Procter & Gamble Co./The	1/19/2018	3	USD	90.00	983	1,146	163
Call - Koninklijke Ahold Delhaize NV	12/21/2018	4	EUR	22.00	847	699	(148)

					$16,010	$13,144	$(2,866)

AMERICAN BEACON GROSVENOR LONG/SHORT FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

Foreign Currency Option

Description	Counter- party	Exercise Price	Expiration Date	Curr	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation/ (Depreciation)
Put - OTC PUT USD Versus CNH	MSC	6.47	9/18/2017	USD	159	$138	$437	$299

						$138	$437	$299

Written Options outstanding on October 31, 2016:

Equity Options

Description	Expiration Date	Number of Contracts	Currency	Exercise Price	Premiums Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Call - Avis Budget Group, Inc.	11/18/2016	1	USD	32.00	$(142)	$(230)	$(88)
Call - Avis Budget Group, Inc.	11/18/2016	1	USD	33.00	(122)	(155)	(33)
Put - GoPro, Inc.	11/18/2016	22	USD	10.00	(219)	(418)	(199)
Call - Palo Alto Networks, Inc.	12/16/2016	4	USD	180.00	(688)	(400)	288
Call - Avis Budget Group, Inc.	1/20/2017	1	USD	38.00	(343)	(95)	248
Call - Avis Budget Group, Inc.	1/20/2017	1	USD	40.00	(147)	(58)	89

					$(1,661)	$(1,356)	$305

Forward Contracts Open on October 31, 2016:

Type	Currency	Principal Amount Covered by Contract	Settlement	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Buy	GBP	122,544	12/21/2016	CBK	$—	$(7,009)	$(7,009)
Sell	GBP	122,544	12/21/2016	CBK	11,016	—	11,016
Sell	CNH	1,476	1/20/2017	HUB	—	(9)	(9)
Buy	CHF	12,123	12/30/2016	MSC	13	—	13
Sell	ZAR	15,403	12/30/2016	MSC	—	(526)	(526)
Sell	EUR	24,353	12/30/2016	MSC	—	(82)	(82)
Sell	GBP	8,612	12/30/2016	MSC	—	(50)	(50)
Sell	GBP	24,338	12/30/2016	MSC	21	—	21
Sell	CAD	13,622	12/30/2016	MSC	55	—	55
Sell	JPY	22,269	12/30/2016	MSC	179	—	179
Sell	SEK	29,779	12/30/2016	MSC	539	—	539
Sell	CAD	127,199	12/30/2016	MSC	2,209	—	2,209
Buy	SEK	7,659	1/20/2017	MSC	—	(167)	(167)
Buy	CHF	2,037	1/20/2017	MSC	—	(2)	(2)
Sell	CNH	4,141	1/20/2017	MSC	105	—	105
Sell	CNH	26,563	1/20/2017	MSC	—	(389)	(389)
Sell	EUR	98,180	1/20/2017	MSC	—	(92)	(92)
Sell	JPY	8,689	1/20/2017	MSC	—	(37)	(37)
Sell	GBP	123,579	1/20/2017	MSC	320	—	320
Sell	JPY	71,619	1/20/2017	MSC	998	—	998
Sell	CNH	22,990	9/12/2017	MSC	319	—	319
Buy	CAD	253,581	12/21/2016	RBC	—	(6,252)	(6,252)
Sell	CAD	253,581	12/21/2016	RBC	8,879	—	8,879

					$24,653	$(14,615)	$10,038

AMERICAN BEACON GROSVENOR LONG/SHORT FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

Glossary

Counterparty Abbreviations:
BNP	BNP Paribas N.A.	HUB	HSBC Securities Australia Ltd.
CBK	Citibank N.A.	MSC	Morgan Stanley & Co. Inc.
DEU	Deutsche Bank Securities Inc.	NSI	Numis Securities Inc.
DUB	Deutsche Bank AG	RBC	Royal Bank Of Canada

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar
BRL	Brazilian Real	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	PLN	Polish Zolty
CNH	Yuan Renminbi - Offshore	SEK	Swedish Krona
DKK	Danish Krone	SGD	Singapore Dollar
EGP	Egyptian Pound	TWD	Taiwanese Dollar
EUR	Euro	USD	United States Dollar
GBP	Pound Sterling	ZAR	South African Rand

Other Abbreviations:
EONIA	Euro OverNight Index Average	LIBOR	London Interbank Offered Rate
ETF	Exchange-Traded Fund	MUTSC	Bank of Japan Estimate Unsecured Overnight Call Rate
EURIB	Euro Interbank Offered Rate	SONIA	Sterling OverNight Index Average
FEDEF	Effective Federal Funds Rate	SPDR	Standard & Poor’s Depositary Receipt
HONIX	Hong Kong Dollar OverNight Index Average

TOP 10 LONG EXPOSURES (%)	FUND
Yahoo! Inc.	1.9
Regions Financial Corp	1.8
Alphabet, Inc.	1.8
Teck Resources Ltd.	1.3
Facebook Inc.	1.3
Dollar General Corp.	1.2
Servicemaster Global Holdings Inc	1.1
Williams Cos Inc/The	1.0
Constellation Brands, Inc.	1.0
SS&C Technologies Holdings Inc	1.0

TOP 10 SHORT EXPOSURES (%)	FUND
SPDR S&P 500 ETF Trust	-2.6
Financial Select Sector SPDR Fund	-1.7
Consumer Staples Select Sector SPDR Fund	-1.0
Toyota Motor Corp.	-0.8
Consumer Discretionary Select Sector SPDR Fund	-0.7
Energy Select Sector SPDR Fund	-0.7
Corning, Inc.	-0.5
Health Care Select Sector SPDR Fund	-0.5
Walt Disney Co/The	-0.5
Schlumberger Ltd.	-0.5

FUND LEVEL EXPOSURE (%)	FUND
Net Exposure	53.1
Gross Exposure	120.5
Long Exposure	86.8
Short Exposure	33.7

AMERICAN BEACON SGA GLOBAL GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
Argentina - 1.90%
Common Stocks - (Cost $245,437)
MercadoLibre, Inc.	2,032	$341,396

Australia - 1.07%
Common Stocks - (Cost $183,174)
MYOB Group Ltd.	67,883	191,063

Bermuda - 1.86%
Common Stocks - (Cost $301,674)
IHS Markit Ltd. A	9,070	333,685

Denmark - 2.81%
Common Stocks - (Cost $637,375)
Novo Nordisk A.S. Class B	14,091	504,097

France - 3.10%
Common Stocks - (Cost $573,169)
Danone S.A.	8,033	556,254

Germany - 3.90%
Common Stocks - (Cost $598,870)
SAP AG, Sponsored ADR B	7,962	699,382

Hong Kong/China - 7.48%
Common Stocks - (Cost $1,052,835)
AIA Group Ltd.	105,732	667,339
Tencent Holdings Ltd.	25,430	674,806

Total Hong Kong/China		1,342,145

India - 4.74%
Common Stocks - (Cost $808,561)
HDFC Bank, Ltd., ADRB	7,266	514,287
Infosys Technologies Ltd., Reg S, Sponsored ADR B C	21,932	334,682

Total India		848,969

Japan - 1.90%
Common Stocks - (Cost $321,124)
Fast Retailing Co. Ltd.	1,006	340,162

Mexico - 2.02%
Common Stocks - (Cost $349,939)
Fomento Economico Mexicano, S.A.B. de C.V., Series B, Sponsored ADRB	3,798	363,355

Netherlands - 2.70%
Common Stocks - (Cost $591,788)
Core Laboratories N.V.	5,000	484,850

South Africa - 2.11%
Common Stocks - (Cost $294,878)
Shoprite Holdings Ltd.	25,653	378,600

AMERICAN BEACON SGA GLOBAL GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

	Shares	Fair Value
South Korea - 2.49%
Common Stocks - (Cost $471,984)
Amorepacific Corp.	977	$306,527
LG Household & Health Care Ltd.	195	139,742

Total South Korea		446,269

United States - 54.53%
Common Stocks - (Cost $8,998,553)
Alphabet, Inc., Class CA	634	497,398
Amazon.com, Inc.A	650	513,383
Amgen, Inc.	3,874	546,854
Apple, Inc.	5,242	595,177
Cerner Corp.A	8,876	519,956
Colgate-Palmolive Co.	8,665	618,334
Equinix, Inc.D	1,343	479,827
FleetCor Technologies, Inc.A	3,025	530,283
Kansas City Southern	4,828	423,705
Lowe’s Cos., Inc.	7,401	493,277
Mondelez International, Inc., Class A	12,455	559,728
NIKE, Inc., Class B	6,752	338,815
priceline.com, Inc.A	360	530,723
Red Hat, Inc.A	5,605	434,107
Regeneron Pharmaceuticals, Inc.A	1,452	500,968
Salesforce.com, Inc.A	6,035	453,591
Schlumberger Ltd.	6,585	515,145
Visa, Inc., Class A	8,463	698,282
Whole Foods Market, Inc.	18,588	525,855

Total United States		9,775,408

SHORT-TERM INVESTMENTS - 7.04% (Cost $1,262,607)
American Beacon U.S. Government Money Market Select Fund, Select Class E	1,262,607	1,262,607

TOTAL INVESTMENTS - 99.65% (Cost $16,691,968)		17,868,242
OTHER ASSETS, NET OF LIABILITIES - 0.35%		61,935

TOTAL NET ASSETS - 100.00%		$17,930,177

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR - American Depositary Receipt.
C	Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
D	REIT - Real Estate Investment Trust.
E	The Fund is affiliated by having the same investment advisor.

AMERICAN BEACON SGA GLOBAL GROWTH FUNDSM

SCHEDULE OF INVESTMENTS

October 31, 2016 (Unaudited)

Futures Contracts Open at October 31, 2016:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	Long	5	December 2016	$416,425	$(1,876)
Mini MSCI Emerging Markets Index Futures	Long	3	December 2016	135,525	(1,671)
S&P 500 E-Mini Index Futures	Long	6	December 2016	636,030	(6,957)

				$1,187,980	$(10,504)

Top Ten Holdings (% Net Assets)
SAP AG, Sponsored ADR		3.9
Visa, Inc.		3.9
Tencent Holdings Ltd.		3.8
AIA Group Ltd.		3.7
Colgate-Palmolive Co.		3.4
Apple, Inc.		3.3
Mondelez International, Inc.		3.1
Danone S.A.		3.1
Amgen, Inc.		3.0
Priceline.com, Inc.		3.0

Total Fund Holdings	36

Sector Allocation (% Equities)
Information Technology		34.8
Consumer Staples		20.8
Healthcare		12.5
Consumer Discretionary		11.3
Financials		7.1
Energy		6.0
Real Estate		4.9
Industrials		2.6

Country Allocation (% Equities)
United States		58.9
Hong Kong/China		8.1
India		5.1
Germany		4.2
France		3.3
Denmark		3.0
Netherlands		2.9
South Korea		2.7
South Africa		2.3
Mexico		2.2
Argentina		2.1
Japan		2.0
Bermuda		2.0
Australia		1.2

AMERICAN BEACON FUNDSSM

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of October 31, 2016, the Trust consists of twenty-five active series, six of which are presented in this filing (collectively, the “Funds” and each individually a “Fund”): American Beacon Acadian Emerging Markets Managed Volatility Fund(“Acadian Fund”), American Beacon Crescent Short Duration High Income Fund (Crescent), American Beacon GLG Total Return Fund (“GLG Fund”), Global Evolution Frontier Markets Income Fund (“Global Evolution Fund”), American Beacon Grosvenor Long/Short Fund (“Grosvenor Fund”), and American Beacon SGA Global Growth Fund (“SGA Fund”). The remaining nineteen active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Astro AB Borrower, Inc., which is indirectly owned by investment funds affiliated with Kelso & Company, L.P. and Estancia Capital Management, LLC, and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. Eastern Time, each day that the Exchange is open for business. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of a fund’s portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Funds’ pricing time of 4:00 pm Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. These securities are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADRs and futures contracts. The Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Funds use outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value.

Common stocks and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, U.S. government agencies, and U.S. treasury obligations, are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value.

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included below.

The Funds’ investments are summarized by level based on the inputs used to determine their values. As of October 31, 2016, the investments were classified as described below:

Acadian Fund (1)	Level 1	Level 2	Level 3	Total
Foreign Common Stocks:
Hong Kong/China	$17,756,410	$—	$13,972	$17,770,382
India	11,279,496	—	—	11,279,496
South Korea	9,370,744	—	—	9,370,744
Taiwan	7,361,962	—	133,616	7,495,578
All other countries	39,694,032	—	—	39,694,032
Foreign Preferred Stocks:
Brazil	106,793	—	—	106,793
South Africa	62,707	—	—	62,707
Short-Term Investments - Money Markets	1,482,340	—	—	1,482,340

Total Investments in Securities	$87,114,484	$—	$147,588	$87,262,072

Financial Derivatives Instruments - Liabilities
Futures Contracts	$(14,131)	$—	$—	$(14,131)

Crescent Fund (1)	Level 1	Level 2	Level 3	Total
Common Stock	$9,189	$—	$—	$9,189
Bank Loan Obligations	—	13,932,332	—	13,932,332
Corporate Obligations	—	32,270,609	—	32,270,609
Short-Term Investments - Money Markets	3,181,195	—	—	3,181,195

Total Investments in Securities	$3,190,384	$46,202,941	$—	$49,393,325

GLG Total Return Fund(1)	Level 1	Level 2	Level 3	Total
Foreign Government Obligations:
Columbia	$—	$1,098,825	$—	$1,098,825
Turkey	—	1,031,040	—	1,031,040
Mexico	—	1,016,250	—	1,016,250
Indonesia	—	975,378	—	975,378
All other countries	—	1,121,287	—	1,121,287
Corporate Obligations:	—	—	—	—
British Virgin Islands	—	601,648	—	601,648
Netherland	—	387,188	—	387,188
Chile	—	252,512	—	252,512
Columbia	—	201,100	—	201,100
Brazil	—	199,500	—	199,500
Foreign Sovereign Obligations:	—	—	—	—
Brazil	—	105,550	—	105,550
U.S. Treasury Obligations	—	895,918	—	895,918
Short-Term Investments - Money Markets	2,758,414	—	—	2,758,414

Total Investments in Securities	$2,758,414	$7,886,196	$—	$10,644,610

Financial Derivatives Instruments - Assets
Foreign Currency Contracts	$—	$727,391	$—	$727,391
Swap Agreements	—	9,371	—	9,371

Total Investments in Securities	$—	$736,762	$—	$736,762

Financial Derivatives Instruments - Liabilities
Foreign Currency Contracts	$—	$(440,435)	$—	$(440,435)
Swap Agreements	—	(29,662)	—	(29,662)

Total Investments in Securities	$—	$(470,097)	$—	$(470,097)

Global Evolution Fund (1)	Level 1	Level 2	Level 3	Total
Foreign Government Obligations:
Zambia	$—	$2,719,578	$—	$2,719,578
Sri Lanka	—	2,614,921	—	2,614,921
Kenya	—	2,563,565	—	2,563,565
Uganda	—	2,460,574	—	2,460,574
All other countries	—	26,391,829	2,685,882	29,077,711
Structure Notes:
Kazakhstan	—	—	2,590,429	2,590,429
Mongolia	—	—	2,032,744	2,032,744
Nicaragua	—	—	1,948,400	1,948,400
Armenia	—	—	1,534,050	1,534,050
All Other Countries	—	—	5,974,668	5,974,668
Short-Term Investments - Money Markets	2,667,463	—	—	2,667,463

Total Investments in Securities	$2,667,463	$36,750,467	$16,766,173	$56,184,103

Global Evolution Fund (1) (continued)	Level 1	Level 2	Level 3	Total
Financial Derivatives Instruments - Assets
Foreign Currency Contracts	$—	$70,508	$—	$70,508

Financial Derivatives Instruments - Liabilities
Foreign Currency Contracts	$—	$(45,530)	$—	$(45,530)

Grosvenor Fund (1)	Level 1	Level 2	Level 3	Total
Assets
Common Stock	$12,763,886	$—	$—	$12,763,886
Warrants	114,776	—	—	114,776
Short-Term Investments - Money Markets	2,265,164	—	—	2,265,164

Total Investments in Securities	$15,143,826	$—	$—	$15,143,826

Liabilities
Common Stock (Sold Short)	$(3,568,528)	$—	$—	$(3,568,528)
Preferred Stocks (Sold Short)	(42,743)	—	—	(42,743)
Exchange Traded Instruments (Sold Short)	(1,288,308)	—	—	(1,288,308)

Total Investments in Securities - Liabilities	(4,899,579)	—	—	(4,899,579)

Total Investments in Securities	$10,244,247	$—	$—	$10,244,247

Financial Derivatives Instruments - Assets
Total Return Swap Agreements	$—	$77,883	$—	$77,883
Purchased Options	15,225	—	—	15,225
Foreign Currency Contracts	—	24,653	—	24,653

	$15,225	$102,536	$—	$117,761

Financial Derivatives Instruments - Liabilities
Total Return Swap Agreements	$—	$(44,331)	$—	$(44,331)
Written Options	(1,356)	—	—	(1,356)
Foreign Currency Contracts	—	(14,615)	—	(14,615)

	$(1,356)	$(58,946)	$—	$(60,302)

SGA Fund(1)	Level 1	Level 2	Level 3	Total
Foreign Common Stocks:
Hong Kong/China	$1,342,145	$—	$—	$1,342,145
India	848,969	—	—	848,969
Germany	699,382	—	—	699,382
France	556,254	—	—	556,254
All other countries	3,383,477	—	—	3,383,477
Domestic Common Stocks	9,775,408	—	—	9,775,408
Short-Term Investments - Money Markets	1,262,607	—	—	1,262,107

Total Investments in Securities	$17,868,242	$—	$—	$17,868,242

Financial Derivatives Instruments - Liabilities
Futures Contracts	$(10,504)	$—	$—	$(10,504)

(1)	Refer to the Schedules of Investments for country information.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between any levels to be disclosed. The end of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the period ended October 31, 2016, the Acadian Fund transferred securities with the market value of $62,379,368 from Level 2 to Level 1, the Grosvenor Fund transferred securities with market value of $293,105 from Level 2 to Level 1, and the SGA Fund transferred securities with the market value of $3,418,427 from Level 2 to Level 1. As of October 31, 2016, the Global Evolution Fund did not transfer any securities between Levels 1 and 2, and there were no transfers between any levels for the Crescent Fund and GLG Fund.

The following is a reconciliation of Level 3 assets of the Global Evolution Fund and the Acadian Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Global Evolution Fund	Foreign Government Obligations	Structured Notes	Totals
Balance as of 1/31/2016	$5,178,890	$11,669,391	$16,848,281
Net Purchases	—	7,393,536	7,393,536
Net Sales	(3,069,367)	(4,690,720)	(7,760,087)
Realized gain (loss)	(162,415)	159,589	(2,826)
Change in unrealized appreciation (depreciation)	330,848	(451,505)	(120,657)
Transfer into Level 3	407,926	—	407,926
Transfer out of Level 3	—	—	—

Balance as of 10/31/2016	2,685,882	14,080,291	16,766,173

Change in unrealized at period end**	$330,848	$(451,505)	$(120,657)

**	Change in unrealized appreciation or (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation or (depreciation) on the Statements of Operations.

The foreign government obligations and structured notes, classified as Level 3 were valued using single broker quotes. However, these securities are included in the Level 3 category due to limited market transparency and/or lack of corroboration to support the quoted prices.

Acadian Fund	Foreign Common Stocks
Balance as of 1/31/2016	$—
Net Purchases	103,122
Net Sales	—
Realized gain (loss)	—
Change in unrealized appreciation or (depreciation)	30,494
Transfer into Level 3	13,972
Transfer out of Level 3	—

Balance as of 10/31/2016	147,588

Change in unrealized at period end**	$30,494

**	Change in unrealized appreciation or (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation or (depreciation) on the Statements of Operations.

Securities and other investments

American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”)

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. GDRs are in bearer form and traded in both the U.S. and European securities markets. NVDRs represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Inflation Protected Securities

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Structured Notes

Structured notes are hybrid securities that combine a debt obligation with an embedded derivative component. The derivative component is linked to changes in the value of an underlying reference asset or index so as to modify the return characteristics of the debt obligation. During the period, the Global Evolution Fund invested in structured notes to obtain a customized exposure and return structure that was not otherwise available.

Fluctuations in the value of structured notes are recorded as unrealized gains and losses. Net payments are recorded as net realized gains and losses. At maturity, or when the note is sold, the Fund records a realized gain or loss. Structured notes may be leveraged, increasing the volatility of each note’s value relative to the change in the underlying reference asset or index. These notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of a decline in the value of the underlying reference asset or index in addition to counterparty risk. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex or more traditional debt securities. These notes are subject to prepayment, credit, and interest rate risks similar to those of conventional fixed income securities.

Payment In-Kind Securities

The Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a prorata adjustment from the unrealized appreciation or depreciation on investment to interest receivable in the Statement of Assets and Liabilities.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year. These re-characterizations are not recorded for financial statement purposes, but as an adjustment to the calculation of taxable income.

Other Investment Company Securities and Other Exchange Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, exchange-traded notes (“ETNs”), unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Illiquid and Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). Illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Disposal of both illiquid and restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Illiquid and restricted securities outstanding at the quarter ended October 31, 2016 are disclosed in the Notes to the Schedules of Investments.

Short Sales

The Grosvenor Long/Short Fund may enter into short sale transactions. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in the market price of the security. The Funds are obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of October 31, 2016 short positions were held by the Fund and are disclosed in the Notes to the Schedule of Investments.

Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Fund’s use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. Certain Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents 5% of the face value of the futures contract. The initial margin amount is reflected as a Deposit with broker for futures contracts on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended October 31, 2016 the Funds entered into future contracts primarily for return enhancement and exposing cash to markets.

Options Contracts

The Grosvenor Fund may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Swap Agreements

The Grosvenor Fund and the GLG Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Funds may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee pursuant to procedures approved by the Board.

Payments received or made at the beginning of the measurement period represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains or losses.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Funds’ exposure to the counterparty.

Total Return Swap Agreements

The Grosvenor Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

Forward Foreign Currency Contracts

The Grosvenor Fund, GLG Fund, and Global Evolution Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

Principal Risks

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit and counterparty risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Funds’ income. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Funds’ investments may be illiquid and the Funds may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Fund is required to liquidate all or a portion of its investments quickly, the Fund may realize significantly less than the value at which it previously recorded those investments.

Market Risks

The Funds’ investments in financial derivatives and other financial instruments expose the Funds to various risks such as, but not limited to, interest rate, foreign currency and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

The fair values of equities, such as common stocks and preferred securities or equity related investments such as futures, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party is determined at the close of business of the Funds and additional required collateral is delivered to/pledged by the Funds on the next business day. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecognized tax benefits. The tax years for the periods ended September 30, 2013 and 2014 for the SGA Fund and the periods ended January 31, 2015 and 2016 for the Acadian, Crescent, Global Evolution, Grosvenor, and SGA Funds, respectively, remain subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of October 31, 2016, the Funds’ cost of investments for federal income tax purposes were as follows:

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Acadian Fund	$85,812,718	$6,011,182	$(4,561,828)	$1,449,354
Crescent Fund	48,561,397	1,318,569	(486,641)	831,928
GLG Fund	10,611,030	41,998	(8,418)	33,580
Global Evolution Fund	58,977,271	1,796,040	(4,589,207)	(2,793,167)
Grosvenor Fund	14,767,376	902,405	(525,955)	376,450
SGA Fund	16,715,787	1,701,638	(549,182)	1,152,456

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC MOD”), net capital losses recognized by Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses. Prior to RIC MOD, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. RIC MOD requires that post-enactment net capital losses be used before pre-enactment net capital losses.

For the period ended October 31, 2016, the Funds have the following capital loss carryforwards:

Fund	Short-term	Long-term
Acadian Fund	$2,027,371	$1,901,699
Global Evolution Fund	4,878,999	9,447,902
Crescent Fund	1,519,082	1,487,154

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive office and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:
/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: December 29, 2016

By:
/s/ Melinda G. Heika
Melinda G. Heika
Chief Financial Officer and Treasurer

Date: December 29, 2016